Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 91.4%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$3,926
Boston Omaha Corp., Class A*	700	10,206
Clear Channel Outdoor Holdings, Inc.*	12,200	13,542
National CineMedia, Inc.*	1,700	9,928
Stagwell, Inc.*	2,700	16,335
TechTarget, Inc.*	900	13,329
		67,266
Aerospace & Defense — 1.4%
AAR Corp.*	1,069	59,853
AeroVironment, Inc.*	826	98,451
AerSale Corp.*	1,000	7,490
Archer Aviation, Inc., Class A*	9,700	68,967
Astronics Corp.*	795	19,215
Ducommun, Inc.*	400	23,212
Eve Holding, Inc.*	700	2,324
Intuitive Machines, Inc.*	800	5,960
Joby Aviation, Inc.*	12,800	77,056
Kratos Defense & Security Solutions, Inc.*	4,422	131,289
Leonardo DRS, Inc.	2,300	75,624
Mercury Systems, Inc.*	1,600	68,944
Moog, Inc., Class A	861	149,255
National Presto Industries, Inc.	148	13,011
Redwire Corp.*	600	4,974
Rocket Lab USA, Inc.*	10,400	185,952
Triumph Group, Inc.*	2,200	55,748
Virgin Galactic Holdings, Inc.*	440	1,333
VirTra, Inc.*	500	2,035
		1,050,693
Agriculture — 0.3%
Alico, Inc.	200	5,968
Dole PLC	2,300	33,235
Fresh Del Monte Produce, Inc.	916	28,240
Ispire Technology, Inc.*	800	2,184
Limoneira Co.	600	10,632
Tejon Ranch Co.*	725	11,491
The Andersons, Inc.	1,032	44,304
Turning Point Brands, Inc.	500	29,720
Universal Corp.	755	42,318
Vital Farms, Inc.*	900	27,423
		235,515
Airlines — 0.3%
Allegiant Travel Co.	424	21,900
Frontier Group Holdings, Inc.*	1,200	5,208
JetBlue Airways Corp.*	9,700	46,754
SkyWest, Inc.*	1,181	103,184
Sun Country Airlines Holdings, Inc.*	1,200	14,784
Wheels Up Experience, Inc.*	3,400	3,434
		195,264
Apparel — 0.4%
Hanesbrands, Inc.*	11,100	64,047
Kontoor Brands, Inc.	1,700	109,021
Oxford Industries, Inc.	408	23,937
	Number of Shares	Value†

Apparel — (continued)
Rocky Brands, Inc.	200	$3,474
Steven Madden Ltd.	2,073	55,225
Superior Group of Cos., Inc.	500	5,470
Torrid Holdings, Inc.*	400	2,192
Weyco Group, Inc.	200	6,096
Wolverine World Wide, Inc.	2,482	34,525
		303,987
Auto Manufacturers — 0.1%
Blue Bird Corp.*	992	32,111
Hyliion Holdings Corp.*	3,900	5,460
REV Group, Inc.	1,600	50,560
Wabash National Corp.	1,400	15,470
		103,601
Auto Parts & Equipment — 1.1%
Adient PLC*	2,700	34,722
Aeva Technologies, Inc.*	680	4,760
American Axle & Manufacturing Holdings, Inc.*	3,416	13,903
Aurora Innovation, Inc.*	28,800	193,680
Commercial Vehicle Group, Inc.*	1,200	1,380
Cooper-Standard Holdings, Inc.*	500	7,660
Dana, Inc.	3,796	50,601
Dorman Products, Inc.*	739	89,079
Douglas Dynamics, Inc.	600	13,938
Fox Factory Holding Corp.*	1,357	31,672
Gentherm, Inc.*	968	25,884
Holley, Inc.*	1,700	4,369
indie Semiconductor, Inc., Class A*	5,500	11,193
Luminar Technologies, Inc.*	773	4,167
Methode Electronics, Inc.	1,060	6,763
Miller Industries, Inc.	343	14,533
Phinia, Inc.	1,300	55,159
SES AI Corp.*	4,800	2,499
Solid Power, Inc.*	4,500	4,725
Standard Motor Products, Inc.	700	17,451
The Goodyear Tire & Rubber Co.*	8,395	77,570
The Shyft Group, Inc.	1,200	9,708
Titan International, Inc.*	1,300	10,907
Visteon Corp.*	762	59,146
XPEL, Inc.*	800	23,504
		768,973
Banks — 9.6%
1st Source Corp.	588	35,168
ACNB Corp.	200	8,232
Alerus Financial Corp.	600	11,076
Amalgamated Financial Corp.	600	17,250
Amerant Bancorp, Inc.	900	18,576
Ameris Bancorp	2,012	115,831
Ames National Corp.	300	5,256
Arrow Financial Corp.	475	12,488
Associated Banc-Corp.	4,900	110,397
Atlantic Union Bankshares Corp.	2,612	81,338
BancFirst Corp.	620	68,119

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bank First Corp.	300	$30,222
Bank of Hawaii Corp.	1,200	82,764
Bank of Marin Bancorp	480	10,594
Bank7 Corp.	100	3,874
BankUnited, Inc.	2,300	79,212
Bankwell Financial Group, Inc.	200	6,036
Banner Corp.	1,000	63,770
Bar Harbor Bankshares	397	11,712
BayCom Corp.	200	5,034
BCB Bancorp, Inc.	500	4,930
Blue Foundry Bancorp*	600	5,520
Bridgewater Bancshares Inc.*	700	9,723
Burke & Herbert Financial Services Corp.	402	22,556
Business First Bancshares, Inc.	800	19,480
Byline Bancorp, Inc.	900	23,544
Cadence Bank	5,483	166,464
California BanCorp*	777	11,134
Camden National Corp.	439	17,766
Capital Bancorp, Inc.	300	8,499
Capital City Bank Group, Inc.	469	16,865
Carter Bankshares, Inc.*	800	12,944
Cathay General Bancorp	1,950	83,909
Central Pacific Financial Corp.	900	24,336
Chemung Financial Corp.	100	4,757
ChoiceOne Financial Services, Inc.	300	8,631
Citizens & Northern Corp.	356	7,163
Citizens Financial Services, Inc.	101	5,863
City Holding Co.	445	52,274
Civista Bancshares, Inc.	300	5,862
CNB Financial Corp.	574	12,772
Coastal Financial Corp.*	300	27,123
Colony Bankcorp, Inc.	500	8,075
Community Financial System, Inc.	1,537	87,394
Community Trust Bancorp, Inc.	483	24,324
Community West Bancshares	400	7,392
ConnectOne Bancorp, Inc.	1,160	28,200
Customers Bancorp, Inc.*	880	44,176
CVB Financial Corp.	4,092	75,538
Dime Community Bancshares, Inc.	1,109	30,919
Eagle Bancorp, Inc.	873	18,333
Eastern Bankshares, Inc.	5,686	93,250
Enterprise Bancorp, Inc.	313	12,185
Enterprise Financial Services Corp.	1,080	58,039
Equity Bancshares, Inc., Class A	500	19,700
Esquire Financial Holdings, Inc.	200	15,076
Farmers & Merchants Bancorp, Inc.	400	9,564
Farmers National Banc Corp.	1,100	14,355
FB Financial Corp.	1,086	50,347
Fidelity D&D Bancorp, Inc.	100	4,161
Financial Institutions, Inc.	440	10,982
First Bancorp	1,224	49,131
First Bancorp	4,800	92,016
First Bank	500	7,405
First Busey Corp.	2,414	52,142
	Number of Shares	Value†

Banks — (continued)
First Business Financial Services, Inc.	200	$9,430
First Commonwealth Financial Corp.	3,121	48,500
First Community Bankshares, Inc.	526	19,825
First Financial Bancorp	2,782	69,494
First Financial Bankshares, Inc.	3,904	140,232
First Financial Corp.	380	18,612
First Foundation, Inc.	1,800	9,342
First Internet Bancorp	300	8,034
First Interstate BancSystem, Inc., Class A	2,487	71,253
First Merchants Corp.	1,830	74,005
First Mid Bancshares, Inc.	700	24,430
Five Star Bancorp	500	13,900
Fulton Financial Corp.	5,403	97,740
FVCBankcorp, Inc.*	500	5,285
German American Bancorp, Inc.	838	31,425
Glacier Bancorp, Inc.	3,399	150,304
Great Southern Bancorp, Inc.	271	15,005
Guaranty Bancshares, Inc.	230	9,207
Hancock Whitney Corp.	2,578	135,216
Hanmi Financial Corp.	1,013	22,955
HarborOne Bancorp, Inc.	1,177	12,205
HBT Financial, Inc.	400	8,964
Heritage Commerce Corp.	1,900	18,088
Heritage Financial Corp.	1,030	25,060
Hilltop Holdings, Inc.	1,442	43,909
Home BancShares, Inc.	5,535	156,474
HomeStreet, Inc.*	600	7,044
Hope Bancorp, Inc.	3,567	37,347
Horizon Bancorp, Inc.	1,350	20,358
Independent Bank Corp.	1,260	78,939
Independent Bank Corp.	600	18,474
International Bancshares Corp.	1,625	102,473
Investar Holding Corp.	200	3,522
John Marshall Bancorp, Inc.	400	6,608
Kearny Financial Corp.	1,445	9,046
Lakeland Financial Corp.	791	47,017
LCNB Corp.	400	5,916
LINKBANCORP, Inc.	900	6,102
Live Oak Bancshares, Inc.	1,100	29,326
Mercantile Bank Corp.	500	21,720
Merchants Bancorp	500	18,500
Metrocity Bankshares, Inc.	600	16,542
Metropolitan Bank Holding Corp.*	300	16,797
Mid Penn Bancorp, Inc.	400	10,364
Middlefield Banc Corp.	100	2,795
Midland States Bancorp, Inc.	600	10,272
MidWestOne Financial Group, Inc.	400	11,844
MVB Financial Corp.	400	6,928
National Bank Holdings Corp., Class A	1,100	42,097
National Bankshares, Inc.	200	5,326
NB Bancorp, Inc.*	1,300	23,491
NBT Bancorp, Inc.	1,369	58,730
Nicolet Bankshares, Inc.	400	43,584
Northeast Bank	200	18,308

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Northeast Community Bancorp, Inc.	300	$7,032
Northrim BanCorp, Inc.	100	7,322
Norwood Financial Corp.	300	7,251
Oak Valley Bancorp	100	2,496
OFG Bancorp	1,410	56,428
Old National Bancorp	9,450	200,246
Old Second Bancorp, Inc.	1,400	23,296
Orange County Bancorp, Inc.	200	4,678
Origin Bancorp, Inc.	900	31,203
Orrstown Financial Services, Inc.	600	18,006
Park National Corp.	412	62,377
Parke Bancorp, Inc.	300	5,652
Pathward Financial, Inc.	700	51,065
PCB Bancorp	400	7,484
Peapack-Gladstone Financial Corp.	536	15,222
Peoples Bancorp of North Carolina, Inc.	200	5,448
Peoples Bancorp, Inc.	1,091	32,359
Peoples Financial Services Corp.	300	13,341
Pioneer Bancorp, Inc.*	500	5,855
Plumas Bancorp	200	8,654
Ponce Financial Group, Inc.*	600	7,602
Preferred Bank	400	33,464
Primis Financial Corp.	500	4,885
Princeton Bancorp, Inc.	200	6,110
Provident Bancorp, Inc.*	600	6,888
QCR Holdings, Inc.	500	35,660
RBB Bancorp	600	9,900
Red River Bancshares, Inc.	100	5,165
Renasant Corp.	1,835	62,262
Republic Bancorp, Inc., Class A	187	11,934
S&T Bancorp, Inc.	1,181	43,756
Sandy Spring Bancorp, Inc.	1,250	34,938
Seacoast Banking Corp of Florida	2,596	66,795
ServisFirst Bancshares, Inc.	1,500	123,900
Shore Bancshares, Inc.	1,065	14,420
Sierra Bancorp	412	11,487
Simmons First National Corp., Class A	3,696	75,879
SmartFinancial, Inc.	500	15,540
South Plains Financial, Inc.	400	13,248
Southern First Bancshares, Inc.*	200	6,584
Southern States Bancshares, Inc.	300	10,725
Southside Bancshares, Inc.	771	22,328
SouthState Corp.	2,917	270,756
Stellar Bancorp, Inc.	1,492	41,269
Sterling Bancorp, Inc.*	600	2,904
Stock Yards Bancorp, Inc.	767	52,969
Texas Capital Bancshares, Inc.*	1,400	104,580
The Bancorp, Inc.*	1,412	74,610
The Bank of NT Butterfield & Son Ltd.	1,400	54,488
The First Bancorp, Inc.	334	8,256
The First Bancshares, Inc.	900	30,429
The First of Long Island Corp.	489	6,039
Third Coast Bancshares, Inc.*	300	10,011
Tompkins Financial Corp.	358	22,547
Towne Bank	2,177	74,432
	Number of Shares	Value†

Banks — (continued)
TriCo Bancshares	998	$39,890
Triumph Financial, Inc.*	700	40,460
TrustCo Bank Corp.	450	13,716
Trustmark Corp.	1,830	63,117
UMB Financial Corp.	2,005	202,706
United Bankshares, Inc.	3,960	137,293
United Community Banks, Inc.	3,571	100,452
Unity Bancorp, Inc.	200	8,140
Univest Financial Corp.	787	22,319
USCB Financial Holdings, Inc.	400	7,424
Valley National Bancorp	13,983	124,309
Veritex Holdings, Inc.	1,653	41,275
Virginia National Bankshares Corp.	100	3,608
Walker & Dunlop, Inc.	940	80,238
Washington Trust Bancorp, Inc.	470	14,504
WesBanco, Inc.	2,534	78,453
West BanCorp, Inc.	478	9,531
Westamerica BanCorp	773	39,137
		7,028,879
Beverages — 0.4%
BRC, Inc., Class A*	1,800	3,762
MGP Ingredients, Inc.	400	11,752
National Beverage Corp.	684	28,414
Primo Brands Corp.	6,029	213,969
The Vita Coco Co., Inc.*	1,200	36,780
Westrock Coffee Co.*	1,100	7,942
		302,619
Biotechnology — 7.5%
2seventy bio, Inc.*	1,433	7,079
4D Molecular Therapeutics, Inc.*	1,700	5,491
89bio, Inc.*	2,800	20,356
Absci Corp.*	2,900	7,279
ACADIA Pharmaceuticals, Inc.*	3,700	61,457
Achieve Life Sciences, Inc.*	1,300	3,471
Acrivon Therapeutics, Inc.*	400	812
Actinium Pharmaceuticals, Inc.*	1,000	1,610
Acumen Pharmaceuticals, Inc.*	1,800	1,980
ADC Therapeutics S.A.*	2,600	3,666
ADMA Biologics, Inc.*	6,700	132,928
Adverum Biotechnologies, Inc.*	800	3,496
Aerovate Therapeutics, Inc.*	300	753
Agenus, Inc.*	505	760
Akero Therapeutics, Inc.*	2,100	85,008
Aldeyra Therapeutics, Inc.*	1,800	10,350
Allogene Therapeutics, Inc.*	2,800	4,088
Altimmune, Inc.*	2,100	10,500
Alto Neuroscience, Inc.*	400	864
ALX Oncology Holdings, Inc.*	600	374
Amicus Therapeutics, Inc.*	8,700	70,992
AnaptysBio, Inc.*	700	13,013
Anavex Life Sciences Corp.*	2,500	21,450
ANI Pharmaceuticals, Inc.*	600	40,170
Annexon, Inc.*	3,000	5,790
Apogee Therapeutics, Inc.*	1,200	44,832

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Applied Therapeutics, Inc.*	2,900	$1,418
Arbutus Biopharma Corp.*	4,800	16,752
Arcellx, Inc.*	1,300	85,280
Arcturus Therapeutics Holdings, Inc.*	700	7,413
Arcus Biosciences, Inc.*	1,800	14,130
Arcutis Biotherapeutics, Inc.*	3,400	53,176
Ardelyx, Inc.*	6,700	32,897
ArriVent Biopharma, Inc.*	900	16,641
Arrowhead Pharmaceuticals, Inc.*	3,700	47,138
ARS Pharmaceuticals, Inc.*	1,700	21,386
Astria Therapeutics, Inc.*	1,600	8,544
Atea Pharmaceuticals, Inc.*	2,800	8,372
Atossa Therapeutics, Inc.*	4,900	3,297
Aura Biosciences, Inc.*	1,600	9,376
Aurinia Pharmaceuticals, Inc.*	4,000	32,160
Avidity Biosciences, Inc.*	3,300	97,416
Axsome Therapeutics, Inc.*	1,100	128,293
Beam Therapeutics, Inc.*	2,800	54,684
Bicara Therapeutics, Inc.*	600	7,818
BioCryst Pharmaceuticals, Inc.*	6,400	48,000
Biohaven Ltd.*	2,661	63,970
Biomea Fusion, Inc.*	700	1,491
Black Diamond Therapeutics, Inc.*	1,400	2,170
Bluebird Bio, Inc.*	210	1,025
Blueprint Medicines Corp.*	1,900	168,169
Bridgebio Pharma, Inc.*	4,155	143,638
C4 Therapeutics, Inc.*	2,100	3,360
Cabaletta Bio, Inc.*	1,500	2,078
Candel Therapeutics, Inc.*	800	4,520
Capricor Therapeutics, Inc.*	900	8,541
Cardiff Oncology, Inc.*	1,600	5,024
Cargo Therapeutics, Inc.*	1,100	4,477
Caribou Biosciences, Inc.*	3,000	2,739
Cartesian Therapeutics, Inc.*	160	2,109
Cassava Sciences, Inc.*	1,400	2,100
Celcuity, Inc.*	800	8,088
Celldex Therapeutics, Inc.*	1,900	34,485
Century Therapeutics, Inc.*	800	381
CervoMed, Inc.*	200	1,830
CG oncology, Inc.*	1,500	36,735
Chinook Therapeutics, Inc.*	2,060	803
Cibus, Inc.*	600	1,122
Climb Bio, Inc.*	1,000	1,220
Cogent Biosciences, Inc.*	2,900	17,371
Compass Therapeutics, Inc.*	3,500	6,650
Contineum Therapeutics, Inc., Class A*	300	2,094
Crinetics Pharmaceuticals, Inc.*	2,600	87,204
Cullinan Therapeutics, Inc.*	1,700	12,869
Cytek Biosciences, Inc.*	4,000	16,040
Cytokinetics, Inc.*	3,400	136,646
Day One Biopharmaceuticals, Inc.*	1,700	13,481
Denali Therapeutics, Inc.*	3,900	53,021
Design Therapeutics, Inc.*	1,300	5,018
Dianthus Therapeutics, Inc.*	800	14,512
Disc Medicine, Inc.*	600	29,784
	Number of Shares	Value†

Biotechnology — (continued)
Dynavax Technologies Corp.*	4,020	$52,139
Dyne Therapeutics, Inc.*	2,500	26,150
Edgewise Therapeutics, Inc.*	2,300	50,600
Editas Medicine, Inc.*	2,500	2,900
Elevation Oncology, Inc.*	2,100	544
Entrada Therapeutics, Inc.*	800	7,232
Erasca, Inc.*	4,400	6,028
Esperion Therapeutics, Inc.*	6,600	9,504
Evolus, Inc.*	1,500	18,045
EyePoint Pharmaceuticals, Inc.*	1,700	9,214
Fate Therapeutics, Inc.*	2,900	2,291
Fibrobiologics, Inc.*	1,000	900
Generation Bio Co.*	1,300	527
Geron Corp.*	19,240	30,592
Greenwich Lifesciences, Inc.*	200	1,908
Guardant Health, Inc.*	3,500	149,100
Halozyme Therapeutics, Inc.*	3,689	235,395
Harvard Bioscience, Inc.*	1,500	849
HilleVax, Inc.*	1,100	1,595
Humacyte, Inc.*	3,100	5,286
Ideaya Biosciences, Inc.*	2,600	42,588
IGM Biosciences, Inc.*	300	345
ImmunityBio, Inc.*	4,800	14,448
Immunome, Inc.*	1,800	12,114
Immunovant, Inc.*	1,600	27,344
Inhibrx Biosciences, Inc.*	200	2,798
Inmune Bio, Inc.*	500	3,905
Innoviva, Inc.*	1,700	30,821
Inovio Pharmaceuticals, Inc.*	900	1,467
Inozyme Pharma, Inc.*	1,300	1,183
Insmed, Inc.*	5,200	396,708
Intellia Therapeutics, Inc.*	3,200	22,752
Invivyd, Inc.*	3,300	1,997
Iovance Biotherapeutics, Inc.*	7,900	26,307
iTeos Therapeutics, Inc.*	700	4,179
Janux Therapeutics, Inc.*	900	24,300
Jasper Therapeutics, Inc.*	400	1,720
Keros Therapeutics, Inc.*	900	9,171
Kiniksa Pharmaceuticals International PLC*	1,100	24,431
Kodiak Sciences, Inc.*	1,100	3,086
Korro Bio, Inc.*	200	3,482
Krystal Biotech, Inc.*	743	133,963
Kura Oncology, Inc.*	2,300	15,180
Kymera Therapeutics, Inc.*	1,400	38,318
Kyverna Therapeutics, Inc.*	700	1,351
Larimar Therapeutics, Inc.*	1,500	3,225
LENZ Therapeutics, Inc.*	385	9,898
Lexeo Therapeutics, Inc.*	200	694
Lexicon Pharmaceuticals, Inc.*	2,560	1,180
Ligand Pharmaceuticals, Inc.*	521	54,778
Lineage Cell Therapeutics, Inc.*	5,100	2,303
Liquidia Corp.*	2,000	29,500
MacroGenics, Inc.*	1,900	2,413

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Maravai LifeSciences Holdings, Inc., Class A*	3,800	$8,398
MBX Biosciences, Inc.*	400	2,952
MeiraGTx Holdings PLC*	1,100	7,458
Merrimack Pharmaceuticals, Inc.*	400	0
Mersana Therapeutics, Inc.*	3,400	1,170
Metsera, Inc.*	500	13,610
Mind Medicine MindMed, Inc.*	2,500	14,625
Mineralys Therapeutics, Inc.*	700	11,116
Monte Rosa Therapeutics, Inc.*	1,100	5,104
Myriad Genetics, Inc.*	2,800	24,836
Nektar Therapeutics*	6,600	4,488
NeoGenomics, Inc.*	4,000	37,960
Neumora Therapeutics, Inc.*	2,600	2,600
Niagen Bioscience, Inc.*	1,400	9,660
Nkarta, Inc.*	1,900	3,496
Novavax, Inc.*	4,700	30,127
Nurix Therapeutics, Inc.*	2,000	23,760
Nuvalent, Inc., Class A*	1,000	70,920
Nuvation Bio, Inc.*	6,200	10,912
Olema Pharmaceuticals, Inc.*	1,400	5,264
Omeros Corp.*	1,500	12,330
Organogenesis Holdings, Inc.*	2,500	10,800
Ovid therapeutics, Inc.*	2,300	717
PepGen, Inc.*	600	843
Perspective Therapeutics, Inc.*	1,600	3,408
Phathom Pharmaceuticals, Inc.*	1,200	7,524
Pliant Therapeutics, Inc.*	1,800	2,430
Praxis Precision Medicines, Inc.*	500	18,935
Precigen, Inc.*	3,300	4,917
Prime Medicine, Inc.*	1,500	2,985
ProKidney Corp.*	1,500	1,314
Prothena Corp. PLC*	1,400	17,325
PTC Therapeutics, Inc.*	2,300	117,208
Puma Biotechnology, Inc.*	1,600	4,736
Pyxis Oncology, Inc.*	1,900	1,862
Q32 Bio, Inc.*	100	165
RAPT Therapeutics, Inc.*	1,000	1,220
Recursion Pharmaceuticals, Inc., Class A*	7,700	40,733
REGENXBIO, Inc.*	1,400	10,010
Relay Therapeutics, Inc.*	3,000	7,860
Renovaro, Inc.*	2,100	1,141
Replimune Group, Inc.*	1,800	17,550
Revolution Medicines, Inc.*	5,001	176,835
Rigel Pharmaceuticals, Inc.*	629	11,316
Rocket Pharmaceuticals, Inc.*	2,200	14,674
Sage Therapeutics, Inc.*	1,800	14,310
Sana Biotechnology, Inc.*	4,500	7,560
Savara, Inc.*	3,000	8,310
Scholar Rock Holding Corp.*	2,400	77,160
Scilex Holding Co.*	1,931	480
Septerna, Inc.*	600	3,474
Shattuck Labs, Inc.*	1,500	1,425
Soleno Therapeutics, Inc.*	700	50,015
	Number of Shares	Value†

Biotechnology — (continued)
Solid Biosciences, Inc.*	900	$3,330
SpringWorks Therapeutics, Inc.*	2,100	92,673
Stoke Therapeutics, Inc.*	1,200	7,980
Summit Therapeutics, Inc.*	2,800	54,012
Sutro Biopharma, Inc.*	2,134	1,388
Syndax Pharmaceuticals, Inc.*	2,600	31,941
Tango Therapeutics, Inc.*	1,500	2,055
Tarsus Pharmaceuticals, Inc.*	1,100	56,507
Taysha Gene Therapies, Inc.*	5,700	7,923
Tenaya Therapeutics, Inc.*	1,500	855
Terns Pharmaceuticals, Inc.*	1,600	4,416
TG Therapeutics, Inc.*	4,200	165,606
Theravance Biopharma, Inc.*	900	8,037
Third Harmonic Bio, Inc.*	600	2,082
Tobira Therapeutic, Inc.*	400	1,812
Tourmaline Bio, Inc.*	800	12,168
Travere Therapeutics, Inc.*	2,300	41,216
TScan Therapeutics, Inc.*	1,400	1,932
Tyra Biosciences, Inc.*	700	6,510
Upstream Bio, Inc.*	500	3,060
UroGen Pharma Ltd.*	1,000	11,060
Ventyx Biosciences, Inc.*	1,500	1,725
Vera Therapeutics, Inc.*	1,300	31,226
Veracyte, Inc.*	2,400	71,160
Verastem, Inc.*	1,100	6,633
Vericel Corp.*	1,500	66,930
Veru, Inc.*	5,400	2,647
Verve Therapeutics, Inc.*	2,300	10,511
Vir Biotechnology, Inc.*	3,000	19,440
Viridian Therapeutics, Inc.*	2,100	28,308
WaVe Life Sciences Ltd.*	2,900	23,432
X4 Pharmaceuticals, Inc.*	4,800	1,135
XBiotech, Inc.*	800	2,592
Xencor, Inc.*	1,900	20,216
XOMA Royalty Corp.*	300	5,979
Zentalis Pharmaceuticals, Inc.*	1,800	2,862
Zevra Therapeutics, Inc.*	1,400	10,486
Zura Bio Ltd.*	300	387
Zymeworks, Inc.*	1,600	19,056
		5,487,589
Building Materials — 1.5%
American Woodmark Corp.*	469	27,591
Apogee Enterprises, Inc.	643	29,790
Aspen Aerogels, Inc.*	1,900	12,141
Boise Cascade Co.	1,100	107,899
Caesarstone Ltd.*	800	1,944
Gibraltar Industries, Inc.*	901	52,853
Griffon Corp.	1,156	82,654
JELD-WEN Holding, Inc.*	2,700	16,119
Knife River Corp.*	1,700	153,357
LSI Industries, Inc.	700	11,900
Masterbrand, Inc.*	3,700	48,322
Modine Manufacturing Co.*	1,577	121,035
SmartRent, Inc.*	6,700	8,107

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Building Materials — (continued)
Smith-Midland Corp.*	100	$3,107
SPX Technologies, Inc.*	1,329	171,148
Tecnoglass, Inc.	700	50,085
UFP Industries, Inc.	1,749	187,213
		1,085,265
Chemicals — 1.6%
AdvanSix, Inc.	800	18,120
American Vanguard Corp.	778	3,423
Avient Corp.	2,655	98,660
Balchem Corp.	930	154,380
Cabot Corp.	1,600	133,024
Codexis, Inc.*	2,000	5,380
Ecovyst, Inc.*	3,900	24,180
H.B. Fuller Co.	1,680	94,282
Hawkins, Inc.	598	63,340
Ingevity Corp.*	1,100	43,549
Innospec, Inc.	746	70,683
Intrepid Potash, Inc.*	370	10,874
Koppers Holdings, Inc.	620	17,360
Kronos Worldwide, Inc.	500	3,740
Lightwave Logic, Inc.*	3,700	3,792
Mativ Holdings, Inc.	1,655	10,311
Minerals Technologies, Inc.	928	58,993
Northern Technologies International Corp.	300	3,123
Oil-Dri Corp of America	200	9,184
Orion S.A.	1,900	24,567
Perimeter Solutions, Inc.*	3,800	38,266
Quaker Chemical Corp.	377	46,601
Rayonier Advanced Materials, Inc.*	1,900	10,925
Rogers Corp.*	577	38,965
Sensient Technologies Corp.	1,258	93,633
Stepan Co.	676	37,207
Tronox Holdings PLC	3,300	23,232
Valhi, Inc.	100	1,625
		1,141,419
Coal — 0.4%
Alpha Metallurgical Resources, Inc.*	269	33,692
Core Natural Resources, Inc.	1,575	121,433
Hallador Energy Co.*	900	11,052
NACCO Industries, Inc., Class A	100	3,373
Peabody Energy Corp.	3,700	50,135
Ramaco Resources, Inc., Class A	700	5,761
Ramaco Resources, Inc., Class B	162	1,152
SunCoke Energy, Inc.	2,641	24,297
Warrior Met Coal, Inc.	1,600	76,352
		327,247
Commercial Services — 4.6%
ABM Industries, Inc.	1,839	87,095
Acacia Research Corp.*	1,500	4,800
Adtalem Global Education, Inc.*	1,100	110,704
AirSculpt Technologies, Inc.*	300	700
Alarm.com Holdings, Inc.*	1,400	77,910
	Number of Shares	Value†

Commercial Services — (continued)
Alight, Inc., Class A	12,400	$73,532
Alta Equipment Group, Inc.	700	3,283
American Public Education, Inc.*	400	8,928
AMN Healthcare Services, Inc.*	1,209	29,572
Arlo Technologies, Inc.*	3,033	29,936
Barrett Business Services, Inc.	820	33,743
BrightView Holdings, Inc.*	1,915	24,589
Cadiz, Inc.*	1,600	4,688
Carriage Services, Inc.	400	15,500
Cass Information Systems, Inc.	398	17,213
CBIZ, Inc.*	1,440	109,238
Chegg, Inc.*	3,800	2,429
Cimpress PLC*	560	25,329
CompoSecure, Inc., Class A	700	7,609
CoreCivic, Inc.*	3,200	64,928
Coursera, Inc.*	4,300	28,638
CPI Card Group, Inc.*	200	5,834
CRA International, Inc.	174	30,137
Cross Country Healthcare, Inc.*	1,084	16,141
Custom Truck One Source, Inc.*	1,500	6,330
Deluxe Corp.	1,507	23,826
Distribution Solutions Group, Inc.*	342	9,576
DLH Holdings Corp.*	400	1,620
Driven Brands Holdings, Inc.*	1,700	29,138
Emerald Holding, Inc.	600	2,358
Ennis, Inc.	858	17,237
European Wax Center, Inc., Class A*	1,000	3,950
EVERTEC, Inc.	1,939	71,297
First Advantage Corp.*	1,778	25,052
FiscalNote Holdings, Inc.*	2,500	2,020
Flywire Corp.*	3,700	35,150
Forrester Research, Inc.*	375	3,465
Franklin Covey Co.*	397	10,965
Graham Holdings Co., Class B	102	98,008
Green Dot Corp., Class A*	1,840	15,530
Healthcare Services Group, Inc.*	2,180	21,974
Heidrick & Struggles International, Inc.	669	28,653
Herc Holdings, Inc.	792	106,342
Hertz Global Holdings, Inc.*	3,100	12,214
HireQuest, Inc.	200	2,380
Huron Consulting Group, Inc.*	528	75,742
ICF International, Inc.	535	45,459
Information Services Group, Inc.	1,200	4,692
Insperity, Inc.	1,113	99,313
John Wiley & Sons, Inc., Class A	1,200	53,472
Kelly Services, Inc., Class A	914	12,037
Kforce, Inc.	586	28,650
KinderCare Learning Cos., Inc.*	900	10,431
Korn Ferry	1,490	101,067
Laureate Education, Inc.*	3,800	77,710
Legalzoom.com, Inc.*	4,000	34,440
Lifecore Biomedical, Inc.*	900	6,336
Lincoln Educational Services Corp.*	900	14,283
LiveRamp Holdings, Inc.*	1,867	48,803
MarketWise, Inc.	1,500	740

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Marqeta, Inc., Class A*	14,500	$59,740
Matthews International Corp., Class A	1,005	22,351
Medifast, Inc.*	376	5,068
Mister Car Wash, Inc.*	3,200	25,248
Moneylion, Inc.*	200	17,302
Monro, Inc.	737	10,664
National Research Corp.	487	6,234
Payoneer Global, Inc.*	7,900	57,749
Paysafe Ltd.*	917	14,388
Perdoceo Education Corp.	2,000	50,360
Performant Healthcare, Inc.*	2,600	7,696
Priority Technology Holdings, Inc.*	600	4,089
PROG Holdings, Inc.	1,267	33,702
Progyny, Inc.*	2,100	46,914
Quad/Graphics, Inc.	1,100	5,995
Remitly Global, Inc.*	4,600	95,680
Repay Holdings Corp.*	2,700	15,039
Resources Connection, Inc.	1,222	7,992
Sezzle, Inc.*	414	14,444
SoundThinking, Inc.*	300	5,085
Spire Global, Inc.*	800	6,472
StoneCo Ltd., Class A*	8,500	89,080
Strategic Education, Inc.	699	58,688
Stride, Inc.*	1,252	158,378
Target Hospitality Corp.*	1,100	7,238
The Brink's Co.	1,310	112,870
The GEO Group, Inc.*	3,752	109,596
The Hackett Group, Inc.	816	23,844
Transcat, Inc.*	300	22,335
TriNet Group, Inc.	922	73,059
TrueBlue, Inc.*	1,076	5,714
Udemy, Inc.*	2,900	22,504
Universal Technical Institute, Inc.*	1,400	35,952
Upbound Group, Inc.	1,553	37,210
Verra Mobility Corp.*	5,100	114,801
Willdan Group, Inc.*	400	16,288
ZipRecruiter, Inc., Class A*	2,300	13,547
		3,366,052
Computers — 2.2%
3D Systems Corp.*	4,000	8,480
ASGN, Inc.*	1,252	78,901
Cantaloupe, Inc.*	2,000	15,740
Conduent, Inc.*	4,700	12,690
Corsair Gaming, Inc.*	1,500	13,290
Cricut, Inc., Class A	1,700	8,755
Diebold Nixdorf, Inc.*	800	34,976
D-Wave Quantum, Inc.*	5,500	41,800
Everspin Technologies, Inc.*	800	4,080
ExlService Holdings, Inc.*	4,688	221,321
Grid Dynamics Holdings, Inc.*	1,700	26,605
Insight Enterprises, Inc.*	787	118,042
Integral Ad Science Holding Corp.*	2,400	19,344
Maximus, Inc.	1,714	116,878
Mitek Systems, Inc.*	1,500	12,375
	Number of Shares	Value†

Computers — (continued)
NCR Atleos Corp.*	2,200	$58,036
NCR Voyix Corp.*	4,500	43,875
NetScout Systems, Inc.*	2,165	45,487
NextNav, Inc.*	2,300	27,991
OneSpan, Inc.	1,005	15,326
PAR Technology Corp.*	1,000	61,340
PlayAGS, Inc.*	1,000	12,110
Qualys, Inc.*	1,076	135,501
Rapid7, Inc.*	1,800	47,718
Rekor Systems, Inc.*	2,900	2,571
Rigetti Computing, Inc.*	5,724	45,334
Rimini Street, Inc.*	1,800	6,264
System1, Inc.*	1,100	419
Telos Corp.*	2,100	4,998
Tenable Holdings, Inc.*	3,500	122,430
TTEC Holdings, Inc.	607	1,997
Unisys Corp.*	2,324	10,667
V2X, Inc.*	400	19,620
Varonis Systems, Inc.*	3,314	134,051
WNS Holdings Ltd.*	1,300	79,937
		1,608,949
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.	1,500	46,815
Interparfums, Inc.	570	64,906
Olaplex Holdings, Inc.*	5,100	6,477
Prestige Consumer Healthcare, Inc.*	1,472	126,548
The Beauty Health Co.*	2,900	3,886
The Honest Co., Inc.*	2,900	13,630
Waldencast PLC, Class A*	1,000	3,000
		265,262
Distribution & Wholesale — 0.7%
A-Mark Precious Metals, Inc.	600	15,222
EVI Industries, Inc.	200	3,356
G-III Apparel Group Ltd.*	1,108	30,304
Global Industrial Co.	462	10,349
H&E Equipment Services, Inc.	959	90,903
Hudson Technologies, Inc.*	1,400	8,638
MRC Global, Inc.*	2,700	30,996
OPENLANE, Inc.*	3,300	63,624
Resideo Technologies, Inc.*	4,500	79,650
Rush Enterprises, Inc., Class A	1,803	96,298
Rush Enterprises, Inc., Class B	225	12,717
ScanSource, Inc.*	781	26,562
ThredUp, Inc., Class A*	1,900	4,579
Titan Machinery, Inc.*	723	12,320
VSE Corp.	508	60,955
		546,473
Diversified Financial Services — 3.8%
Acadian Asset Management, Inc.	826	21,360
AlTi Global, Inc.*	900	2,736
Artisan Partners Asset Management, Inc., Class A	1,900	74,290
Atlanticus Holdings Corp.*	200	10,230

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
B Riley Financial, Inc.	600	$2,322
BGC Group, Inc., Class A	10,800	99,036
Bread Financial Holdings, Inc.	1,500	75,120
Brookfield Business Corp., Class A	800	21,296
Burford Capital Ltd.	5,900	77,939
Cohen & Steers, Inc.	817	65,564
Columbia Financial, Inc.*	800	12,000
Consumer Portfolio Services, Inc.*	200	1,734
Dave, Inc.*	200	16,532
Diamond Hill Investment Group, Inc.	107	15,284
Enact Holdings, Inc.	900	31,275
Encore Capital Group, Inc.*	697	23,893
Enova International, Inc.*	713	68,847
Federal Agricultural Mortgage Corp., Class C	300	56,253
First Western Financial, Inc.*	300	5,895
Forge Global Holdings, Inc.*	4,300	2,417
FTAI Aviation Ltd.	3,037	337,198
GCM Grosvenor, Inc., Class A	1,200	15,876
Hamilton Lane, Inc., Class A	1,200	178,404
International Money Express, Inc.*	700	8,834
LendingClub Corp.*	3,560	36,739
LendingTree, Inc.*	277	13,925
Medallion Financial Corp.	700	6,097
Moelis & Co., Class A	2,100	122,556
Mr. Cooper Group, Inc.*	1,892	226,283
Navient Corp.	2,100	26,523
Nelnet, Inc., Class A	399	44,261
NerdWallet, Inc., Class A*	800	7,240
Onity Group, Inc.*	200	6,464
OppFi, Inc.	700	6,510
Pagseguro Digital Ltd., Class A*	5,400	41,202
Paysign, Inc.*	1,500	3,180
PennyMac Financial Services, Inc.	800	80,088
Perella Weinberg Partners	1,600	29,440
Piper Sandler Cos.	520	128,783
PJT Partners, Inc., Class A	724	99,825
PRA Group, Inc.*	1,248	25,734
Radian Group, Inc.	4,503	148,914
Regional Management Corp.	300	9,033
Resolute Holdings Management, Inc.*	58	1,818
Silvercrest Asset Management Group, Inc., Class A	300	4,908
StepStone Group, Inc., Class A	2,000	104,460
StoneX Group, Inc.*	1,283	97,996
Upstart Holdings, Inc.*	2,400	110,472
Velocity Financial, Inc.*	200	3,742
Victory Capital Holdings, Inc., Class A	1,200	69,444
Virtus Investment Partners, Inc.	214	36,885
WisdomTree, Inc.	4,300	38,356
World Acceptance Corp.*	112	14,174
		2,769,387
Electric — 1.6%
ALLETE, Inc.	1,751	115,041
	Number of Shares	Value†

Electric — (continued)
Altus Power, Inc.*	2,000	$9,900
Ameresco, Inc., Class A*	1,000	12,080
Avista Corp.	2,339	97,934
Black Hills Corp.	2,148	130,276
Genie Energy Ltd., Class B	300	4,515
Hawaiian Electric Industries, Inc.*	4,800	52,560
MGE Energy, Inc.	1,042	96,864
Northwestern Energy Group, Inc.	1,880	108,796
Ormat Technologies, Inc.	1,700	120,309
Otter Tail Corp.	1,192	95,801
Portland General Electric Co.	3,156	140,758
TXNM Energy, Inc.	2,710	144,931
Unitil Corp.	463	26,710
		1,156,475
Electrical Components & Equipment — 0.7%
American Superconductor Corp.*	1,000	18,140
Belden, Inc.	1,155	115,789
ChargePoint Holdings, Inc.*	13,400	8,107
Energizer Holdings, Inc.	2,100	62,832
EnerSys	1,123	102,844
Graham Corp.*	300	8,646
Insteel Industries, Inc.	591	15,543
nLight, Inc.*	1,400	10,878
Novanta, Inc.*	1,030	131,706
Powell Industries, Inc.	311	52,973
Ultralife Corp.*	400	2,152
		529,610
Electronics — 2.4%
Advanced Energy Industries, Inc.	1,093	104,174
Allient, Inc.	500	10,990
Applied Optoelectronics, Inc.*	1,300	19,955
Atkore, Inc.	1,038	62,270
Atmus Filtration Technologies, Inc.	2,400	88,152
Badger Meter, Inc.	894	170,083
Bel Fuse, Inc., Class B	300	22,458
Benchmark Electronics, Inc.	1,113	42,327
CTS Corp.	963	40,013
Enovix Corp.*	5,000	36,700
ESCO Technologies, Inc.	805	128,092
Evolv Technologies Holdings, Inc.*	4,100	12,792
FARO Technologies, Inc.*	620	16,926
Fluidigm Corp.*	10,400	11,232
GoPro, Inc., Class A*	4,300	2,850
Itron, Inc.*	1,350	141,426
Kimball Electronics, Inc.*	733	12,058
Knowles Corp.*	2,552	38,790
Mesa Laboratories, Inc.	186	22,071
MicroVision, Inc.*	6,300	7,812
Mirion Technologies, Inc.*	6,100	88,450
Napco Security Technologies, Inc.	1,100	25,322
NEXTracker, Inc., Class A*	4,300	181,202
NVE Corp.	100	6,374
OSI Systems, Inc.*	498	96,781
Plexus Corp.*	803	102,888

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Sanmina Corp.*	1,626	$123,869
Stoneridge, Inc.*	873	4,007
TTM Technologies, Inc.*	3,129	64,176
Turtle Beach Corp.*	500	7,135
Vicor Corp.*	722	33,775
Vishay Intertechnology, Inc.	3,900	62,010
		1,787,160
Energy-Alternate Sources — 0.2%
Aemetis, Inc.*	1,500	2,610
Array Technologies, Inc.*	4,300	20,941
ASP Isotopes, Inc.*	1,600	7,504
Energy Vault Holdings, Inc.*	2,500	1,739
Fluence Energy, Inc.*	1,900	9,215
FuelCell Energy, Inc.*	486	2,231
FutureFuel Corp.	800	3,120
Green Plains, Inc.*	1,967	9,540
Montauk Renewables, Inc.*	2,100	4,389
Plug Power, Inc.*	25,100	33,885
REX American Resources Corp.*	476	17,883
Shoals Technologies Group, Inc., Class A*	4,400	14,608
Stem, Inc.*	5,000	1,751
Sunnova Energy International, Inc.*	3,500	1,302
Sunrun, Inc.*	6,900	40,434
T1 Energy, Inc.*	4,200	5,292
TPI Composites, Inc.*	1,400	1,128
		177,572
Engineering & Construction — 1.7%
908 Devices, Inc.*	800	3,584
Arcosa, Inc.	1,400	107,968
Bowman Consulting Group Ltd.*	400	8,732
Centuri Holdings, Inc.*	500	8,195
Concrete Pumping Holdings, Inc.	500	2,730
Construction Partners, Inc., Class A*	1,300	93,431
Dycom Industries, Inc.*	880	134,059
Exponent, Inc.	1,480	119,969
Fluor Corp.*	5,100	182,682
Frontdoor, Inc.*	2,200	84,524
Granite Construction, Inc.	1,333	100,508
Great Lakes Dredge & Dock Corp.*	1,951	16,974
IES Holdings, Inc.*	256	42,268
Latham Group, Inc.*	1,500	9,645
Limbach Holdings, Inc.*	300	22,341
Mistras Group, Inc.*	800	8,464
MYR Group, Inc.*	410	46,367
NV5 Global, Inc.*	1,816	34,994
Orion Group Holdings, Inc.*	1,100	5,753
Primoris Services Corp.	1,590	91,282
Sterling Infrastructure, Inc.*	900	101,889
Tutor Perini Corp.*	1,397	32,383
		1,258,742
Entertainment — 1.0%
Accel Entertainment, Inc.*	1,600	15,872
	Number of Shares	Value†

Entertainment — (continued)
AMC Entertainment Holdings, Inc., Class A*	11,100	$31,857
Atlanta Braves Holdings, Inc., Class A*	300	13,161
Atlanta Braves Holdings, Inc., Class C*	1,500	60,015
Cinemark Holdings, Inc.	3,300	82,137
Everi Holdings, Inc.*	2,300	31,441
Golden Entertainment, Inc.	600	15,834
IMAX Corp.*	1,300	34,255
International Game Technology PLC	3,600	58,536
Lions Gate Entertainment Corp., Class A*	1,900	16,815
Lions Gate Entertainment Corp., Class B*	3,500	27,720
Madison Square Garden Entertainment Corp.*	1,237	40,499
Monarch Casino & Resort, Inc.	385	29,934
Pursuit Attractions and Hospitality, Inc.*	671	23,747
RCI Hospitality Holdings, Inc.	200	8,588
Red Rock Resorts, Inc., Class A	1,500	65,055
Reservoir Media, Inc.*	700	5,341
Rush Street Interactive, Inc.*	2,400	25,728
Six Flags Entertainment Corp.	2,792	99,590
Super Group SGHC Ltd.	4,600	29,624
United Parks & Resorts, Inc.*	1,000	45,460
Webtoon Entertainment, Inc.*	600	4,602
		765,811
Environmental Control — 0.5%
374Water, Inc.*	2,400	816
Advanced Emissions Solutions, Inc.*	1,000	4,170
Casella Waste Systems, Inc., Class A*	1,900	211,869
CECO Environmental Corp.*	800	18,240
Energy Recovery, Inc.*	1,800	28,602
Enviri Corp.*	2,500	16,625
LanzaTech Global, Inc.*	4,200	1,017
Montrose Environmental Group, Inc.*	800	11,408
Perma-Fix Environmental Services, Inc.*	500	3,635
Pure Cycle Corp.*	800	8,376
PureCycle Technologies, Inc.*	3,700	25,604
Quest Resource Holding Corp.*	700	1,820
		332,182
Food — 1.8%
B&G Foods, Inc.	2,272	15,609
Beyond Meat, Inc.*	1,800	5,490
Calavo Growers, Inc.	551	13,218
Cal-Maine Foods, Inc.	1,246	113,261
HF Foods Group, Inc.*	1,300	6,370
Ingles Markets, Inc., Class A	404	26,313
J & J Snack Foods Corp.	464	61,118
John B Sanfilippo & Son, Inc.	300	21,258
Krispy Kreme, Inc.	2,900	14,268
Lancaster Colony Corp.	617	107,975
Mama's Creations, Inc.*	1,200	7,812
Mission Produce, Inc.*	1,400	14,672

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Nathan's Famous, Inc.	100	$9,638
Natural Grocers by Vitamin Cottage, Inc.	300	12,060
Seneca Foods Corp., Class A*	111	9,883
SpartanNash Co.	1,130	22,894
Sprouts Farmers Market, Inc.*	3,020	460,973
SunOpta, Inc.*	3,200	15,552
The Chefs' Warehouse, Inc.*	1,050	57,183
The Hain Celestial Group, Inc.*	2,700	11,205
The Simply Good Foods Co.*	2,700	93,123
TreeHouse Foods, Inc.*	1,500	40,635
United Natural Foods, Inc.*	1,800	49,302
Utz Brands, Inc.	2,100	29,568
Village Super Market, Inc., Class A	268	10,187
Weis Markets, Inc.	466	35,905
WK Kellogg Co.	2,000	39,860
		1,305,332
Forest Products & Paper — 0.1%
Sylvamo Corp.	1,000	67,070
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	3,587	129,813
Chesapeake Utilities Corp.	674	86,562
New Jersey Resources Corp.	2,964	145,414
Northwest Natural Holding Co.	1,150	49,128
ONE Gas, Inc.	1,700	128,503
RGC Resources, Inc.	300	6,261
Southwest Gas Holdings, Inc.	1,775	127,445
Spire, Inc.	1,656	129,582
		802,708
Hand & Machine Tools — 0.4%
Cadre Holdings, Inc.	800	23,688
Enerpac Tool Group Corp.	1,606	72,045
Franklin Electric Co., Inc.	1,370	128,616
Kennametal, Inc.	2,300	48,990
Luxfer Holdings PLC	600	7,116
		280,455
Healthcare Products — 3.2%
Accuray, Inc.*	3,500	6,265
Adaptive Biotechnologies Corp.*	3,400	25,262
Akoya Biosciences, Inc.*	700	973
Alphatec Holdings, Inc.*	3,200	32,448
AngioDynamics, Inc.*	1,158	10,874
Artivion, Inc.*	1,299	31,929
AtriCure, Inc.*	1,500	48,390
Avanos Medical, Inc.*	1,500	21,495
Avita Medical, Inc.*	900	7,326
Axogen, Inc.*	1,200	22,200
BioLife Solutions, Inc.*	1,100	25,124
Bioventus, Inc., Class A*	900	8,235
CareDx, Inc.*	1,500	26,625
Castle Biosciences, Inc.*	700	14,014
Ceribell, Inc.*	400	7,684
Cerus Corp.*	6,200	8,618
	Number of Shares	Value†

Healthcare Products — (continued)
CONMED Corp.	961	$58,035
CVRx, Inc.*	400	4,892
Embecta Corp.	1,800	22,950
Glaukos Corp.*	1,415	139,264
Haemonetics Corp.*	1,505	95,643
ICU Medical, Inc.*	600	83,316
InfuSystem Holdings, Inc.*	700	3,766
Inmode Ltd.*	1,900	33,706
Inogen, Inc.*	900	6,417
Integer Holdings Corp.*	957	112,935
Integra LifeSciences Holdings Corp.*	2,100	46,179
iRadimed Corp.	200	10,496
iRhythm Technologies, Inc.*	880	92,118
Lantheus Holdings, Inc.*	2,006	195,786
LeMaitre Vascular, Inc.	600	50,340
LivaNova PLC*	1,700	66,776
MaxCyte, Inc.*	3,100	8,463
Merit Medical Systems, Inc.*	1,675	177,064
MiMedx Group, Inc.*	3,700	28,120
Nautilus Biotechnology, Inc.*	1,600	1,378
Neogen Corp.*	6,338	54,950
NeuroPace, Inc.*	600	7,374
Nevro Corp.*	1,257	7,341
Novocure Ltd.*	3,300	58,806
OmniAb, Inc.*	2,479	5,950
Omnicell, Inc.*	1,400	48,944
OraSure Technologies, Inc.*	2,201	7,417
Orchestra BioMed Holdings, Inc.*	900	3,852
Orthofix Medical, Inc.*	987	16,098
OrthoPediatrics Corp.*	500	12,315
Pacific Biosciences of California, Inc.*	8,100	9,558
Paragon 28, Inc.*	1,300	16,978
Patterson Cos., Inc.	2,400	74,976
PROCEPT BioRobotics Corp.*	1,300	75,738
Pulmonx Corp.*	1,300	8,749
Pulse Biosciences, Inc.*	514	8,270
Quanterix Corp.*	1,200	7,812
Quantum-Si, Inc.*	3,000	3,600
RxSight, Inc.*	1,100	27,775
Sanara Medtech, Inc.*	100	3,087
Semler Scientific, Inc.*	100	3,620
Sera Prognostics, Inc., Class A*	1,100	4,048
SI-BONE, Inc.*	1,100	15,433
STAAR Surgical Co.*	1,617	28,508
Stereotaxis, Inc.*	2,300	4,048
Surmodics, Inc.*	473	14,441
Tactile Systems Technology, Inc.*	500	6,610
Tandem Diabetes Care, Inc.*	2,100	40,236
TransMedics Group, Inc.*	1,000	67,280
Treace Medical Concepts, Inc.*	1,600	13,424
Twist Bioscience Corp.*	1,788	70,197
UFP Technologies, Inc.*	248	50,024
Utah Medical Products, Inc.	100	5,604
Varex Imaging Corp.*	1,300	15,080
Zimvie, Inc.*	900	9,720

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Zynex, Inc.*	660	$1,452
		2,344,421
Healthcare Services — 2.0%
Accolade, Inc.*	2,200	15,356
Addus HomeCare Corp.*	500	49,445
agilon health, Inc.*	9,300	40,269
Ardent Health Partners, Inc.*	400	5,500
Astrana Health, Inc.*	1,200	37,212
Aveanna Healthcare Holdings, Inc.*	1,400	7,588
Blade Air Mobility, Inc.*	1,800	4,914
BrightSpring Health Services, Inc.*	1,700	30,753
Brookdale Senior Living, Inc.*	5,400	33,804
Community Health Systems, Inc.*	4,100	11,070
Concentra Group Holdings Parent, Inc.	3,443	74,713
CorVel Corp.*	737	82,522
DocGo, Inc.*	3,700	9,768
Enhabit, Inc.*	1,200	10,548
Fulgent Genetics, Inc.*	700	11,830
GeneDx Holdings Corp.*	400	35,426
HealthEquity, Inc.*	2,600	229,762
Innovage Holding Corp.*	700	2,086
LifeStance Health Group, Inc.*	4,100	27,306
ModivCare, Inc.*	400	526
Nano-X Imaging Ltd.*	1,700	8,491
National HealthCare Corp.	406	37,677
OPKO Health, Inc.*	8,301	13,780
Oscar Health, Inc., Class A*	6,100	79,971
PACS Group, Inc.*	1,300	14,612
Pediatrix Medical Group, Inc.*	2,600	37,674
Quipt Home Medical Corp.*	1,600	3,728
RadNet, Inc.*	2,000	99,440
Select Medical Holdings Corp.	3,400	56,780
Sonida Senior Living, Inc.*	100	2,329
Surgery Partners, Inc.*	2,400	57,000
Teladoc Health, Inc.*	5,200	41,392
The Ensign Group, Inc.	1,663	215,192
The Joint Corp.*	200	2,498
The Pennant Group, Inc.*	840	21,126
U.S. Physical Therapy, Inc.	462	33,430
Viemed Healthcare, Inc.*	1,300	9,464
		1,454,982
Home Builders — 1.8%
Beazer Homes USA, Inc.*	924	18,840
Cavco Industries, Inc.*	244	126,790
Century Communities, Inc.	800	53,680
Champion Homes, Inc.*	1,600	151,616
Dream Finders Homes, Inc., Class A*	900	20,304
Forestar Group, Inc.*	560	11,838
Green Brick Partners, Inc.*	900	52,479
Hovnanian Enterprises, Inc., Class A*	146	15,288
Installed Building Products, Inc.	738	126,538
KB Home	1,900	110,428
Landsea Homes Corp.*	300	1,926
LCI Industries	691	60,414
	Number of Shares	Value†

Home Builders — (continued)
LGI Homes, Inc.*	666	$44,269
M/I Homes, Inc.*	736	84,036
Meritage Homes Corp.	2,178	154,377
Taylor Morrison Home Corp.*	3,100	186,124
Tri Pointe Homes, Inc.*	2,700	86,184
Winnebago Industries, Inc.	922	31,772
		1,336,903
Home Furnishings — 0.2%
Arhaus, Inc.*	1,700	14,790
Daktronics, Inc.*	1,054	12,838
Ethan Allen Interiors, Inc.	728	20,165
Flexsteel Industries, Inc.	100	3,651
Hamilton Beach Brands Holding Co., Class A	300	5,829
Hooker Furnishings Corp.	400	4,016
iRobot Corp.*	871	2,352
MillerKnoll, Inc.	1,928	36,902
Purple Innovation, Inc.*	1,700	1,291
Sleep Number Corp.*	772	4,894
Sonos, Inc.*	3,800	40,546
The Lovesac Co.*	400	7,272
Traeger, Inc.*	700	1,176
Xperi, Inc.*	1,501	11,588
		167,310
Household Products & Wares — 0.3%
ACCO Brands Corp.	2,893	12,122
Central Garden & Pet Co.*	300	10,998
Central Garden & Pet Co., Class A*	1,502	49,160
Helen of Troy Ltd.*	666	35,624
Quanex Building Products Corp.	1,325	24,632
WD-40 Co.	429	104,676
		237,212
Housewares — 0.0%
Lifetime Brands, Inc.	500	2,465
Insurance — 2.8%
Ambac Financial Group, Inc.*	1,500	13,125
American Coastal Insurance Corp.	700	8,099
AMERISAFE, Inc.	608	31,950
Baldwin Insurance Group, Inc.*	2,000	89,380
Bowhead Specialty Holdings, Inc.*	300	12,195
CNO Financial Group, Inc.	3,093	128,823
Crawford & Co., Class A	300	3,426
Donegal Group, Inc., Class A	383	7,518
Employers Holdings, Inc.	782	39,601
Enstar Group Ltd.*	400	132,952
Essent Group Ltd.	3,100	178,932
F&G Annuities & Life, Inc.	600	21,630
Fidelis Insurance Holdings Ltd.	1,500	24,300
Genworth Financial, Inc.*	12,400	87,916
GoHealth, Inc., Class A*	200	2,454
Goosehead Insurance, Inc., Class A	700	82,642
Greenlight Capital Re Ltd., Class A*	728	9,864

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Hamilton Insurance Group Ltd., Class B*	1,300	$26,949
HCI Group, Inc.	200	29,846
Heritage Insurance Holdings, Inc.*	500	7,210
Hippo Holdings, Inc.*	532	13,598
Horace Mann Educators Corp.	1,280	54,694
Investors Title Co.	39	9,402
Jackson Financial, Inc., Class A	2,200	184,316
James River Group Holdings Ltd.	1,300	5,460
Kingsway Financial Services, Inc.*	500	3,960
Lemonade, Inc.*	1,500	47,145
Maiden Holdings Ltd.*	3,600	2,053
MBIA, Inc.*	1,700	8,466
Mercury General Corp.	800	44,720
NI Holdings, Inc.*	200	2,852
NMI Holdings, Inc.*	2,300	82,915
Palomar Holdings, Inc.*	800	109,664
ProAssurance Corp.*	1,500	35,025
Root, Inc., Class A*	280	37,363
Safety Insurance Group, Inc.	382	30,132
Selective Insurance Group, Inc.	1,775	162,484
Selectquote, Inc.*	4,300	14,362
SiriusPoint Ltd.*	3,000	51,870
Skyward Specialty Insurance Group, Inc.*	1,100	58,212
Stewart Information Services Corp.	808	57,651
Tiptree, Inc.	700	16,863
Trupanion, Inc.*	1,029	38,351
United Fire Group, Inc.	680	20,033
Universal Insurance Holdings, Inc.	651	15,429
		2,045,832
Internet — 1.7%
1-800-Flowers.com, Inc., Class A*	937	5,528
1stdibs.com, Inc.*	1,000	3,040
AudioEye, Inc.*	300	3,330
Backblaze, Inc., Class A*	1,500	7,245
BARK, Inc.*	3,200	4,448
Beyond, Inc.*	1,500	8,700
Bumble, Inc., Class A*	2,000	8,680
Cardlytics, Inc.*	1,100	2,002
Cargurus, Inc.*	2,700	78,651
Cars.com, Inc.*	2,200	24,794
Cogent Communications Holdings, Inc.	1,319	80,868
Couchbase, Inc.*	1,300	20,475
Despegar.com Corp.*	1,800	33,822
Entravision Communications Corp., Class A	2,500	5,250
ePlus, Inc.*	756	46,139
Eventbrite, Inc., Class A*	2,800	5,908
EverQuote, Inc., Class A*	700	18,333
Figs, Inc., Class A*	4,200	19,278
fuboTV, Inc.*	10,600	30,952
Gambling.com Group Ltd.*	300	3,786
Getty Images Holdings, Inc.*	3,600	6,228
	Number of Shares	Value†

Internet — (continued)
Grindr, Inc.*	600	$10,740
Groupon, Inc.*	800	15,016
HealthStream, Inc.	700	22,526
Hims & Hers Health, Inc.*	5,700	168,435
Lands' End, Inc.*	500	5,090
LifeMD, Inc.*	1,300	7,072
Liquidity Services, Inc.*	735	22,792
LiveOne, Inc.*	2,800	1,957
Magnite, Inc.*	3,906	44,568
MediaAlpha, Inc., Class A*	847	7,826
Nerdy, Inc.*	1,800	2,556
Nextdoor Holdings, Inc.*	5,400	8,262
Open Lending Corp.*	3,100	8,556
Opendoor Technologies, Inc.*	20,900	21,318
OptimizeRx Corp.*	600	5,196
Q2 Holdings, Inc.*	1,800	144,018
QuinStreet, Inc.*	1,715	30,596
Revolve Group, Inc.*	1,200	25,788
Shutterstock, Inc.	800	14,904
Solo Brands, Inc., Class A*	500	84
Sprinklr, Inc., Class A*	3,700	30,895
Stitch Fix, Inc., Class A*	2,600	8,450
The RealReal, Inc.*	2,900	15,631
TrueCar, Inc.*	2,300	3,634
Tucows, Inc., Class A*	300	5,064
Upwork, Inc.*	3,900	50,895
Vivid Seats, Inc., Class A*	2,400	7,104
Yelp, Inc.*	1,800	66,654
Ziff Davis, Inc.*	1,190	44,720
		1,217,804
Investment Companies — 0.7%
Bit Digital, Inc.*	4,100	8,282
Cannae Holdings, Inc.	1,800	32,994
Cipher Mining, Inc.*	5,900	13,570
Cleanspark, Inc.*	7,400	49,728
Compass Diversified Holdings	2,100	39,207
Core Scientific, Inc.*	5,500	39,820
FTAI Infrastructure, Inc.	3,400	15,402
HA Sustainable Infrastructure Capital, Inc.	3,400	99,416
Hut 8 Corp.*	2,500	29,050
MARA Holdings, Inc.*	10,300	118,450
NewtekOne, Inc.	900	10,764
Riot Platforms, Inc.*	9,400	66,928
Terawulf, Inc.*	7,800	21,294
		544,905
Iron & Steel — 0.6%
Carpenter Technology Corp.	1,470	266,335
Commercial Metals Co.	3,400	156,434
Radius Recycling, Inc.	700	20,216
		442,985
Leisure Time — 0.6%
Acushnet Holdings Corp.	800	54,928

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — (continued)
Clarus Corp.	902	$3,383
Escalade, Inc.	400	6,120
Global Business Travel Group I*	4,000	29,040
Johnson Outdoors, Inc., Class A	168	4,173
Life Time Group Holdings, Inc.*	2,600	78,520
Lindblad Expeditions Holdings, Inc.*	1,100	10,197
Livewire Group, Inc.*	500	1,000
Malibu Boats, Inc., Class A*	600	18,408
Marine Products Corp.	188	1,577
MasterCraft Boat Holdings, Inc.*	500	8,610
OneSpaWorld Holdings Ltd.	3,100	52,049
Peloton Interactive, Inc., Class A*	10,800	68,256
Sabre Corp.*	11,900	33,439
Topgolf Callaway Brands Corp.*	4,646	30,617
Xponential Fitness, Inc., Class A*	800	6,664
		406,981
Lodging — 0.1%
Full House Resorts, Inc.*	1,200	5,016
Hilton Grand Vacations, Inc.*	2,000	74,820
The Marcus Corp.	733	12,234
		92,070
Machinery — Construction & Mining — 0.5%
Argan, Inc.	336	44,073
Astec Industries, Inc.	698	24,046
Bloom Energy Corp., Class A*	6,000	117,960
Hyster-Yale, Inc.	344	14,290
NANO Nuclear Energy, Inc.*	700	18,522
Net Power, Inc.*	800	2,104
NuScale Power Corp.*	2,600	36,816
Terex Corp.	2,000	75,560
The Manitowoc Co., Inc.*	1,025	8,805
		342,176
Machinery — Diversified — 2.2%
Alamo Group, Inc.	335	59,700
Albany International Corp., Class A	932	64,345
Applied Industrial Technologies, Inc.	1,163	262,070
Cactus, Inc., Class A	2,000	91,660
Chart Industries, Inc.*	1,266	182,760
Columbus McKinnon Corp.	885	14,983
CSW Industrials, Inc.	523	152,465
DXP Enterprises, Inc.*	322	26,488
Eastman Kodak Co.*	1,600	10,112
Gencor Industries, Inc.*	400	4,864
GrafTech International Ltd.*	6,600	5,771
Ichor Holdings Ltd.*	1,100	24,871
Kadant, Inc.	370	124,657
Lindsay Corp.	346	43,776
Mueller Water Products, Inc., Class A	4,592	116,729
Taylor Devices, Inc.*	100	3,227
Tennant Co.	536	42,746
The Gorman-Rupp Co.	651	22,850
Thermon Group Holdings, Inc.*	1,100	30,635
Twin Disc, Inc.	400	3,028
	Number of Shares	Value†

Machinery — Diversified — (continued)
Watts Water Technologies, Inc., Class A	828	$168,846
Zurn Elkay Water Solutions Corp.	4,300	141,814
		1,598,397
Media — 0.4%
AMC Networks, Inc., Class A*	1,000	6,880
Cable One, Inc.	176	46,775
Gannett Co., Inc.*	4,253	12,291
Gray Media, Inc.	3,000	12,960
iHeartMedia, Inc., Class A*	2,900	4,785
Liberty Latin America Ltd., Class A*	1,100	6,963
Liberty Latin America Ltd., Class C*	4,252	26,405
Scholastic Corp.	756	14,273
Sinclair, Inc.	1,000	15,930
Sphere Entertainment Co.*	837	27,387
TEGNA, Inc.	4,900	89,278
The E.W. Scripps Co., Class A*	2,229	6,598
Thryv Holdings, Inc.*	1,000	12,810
Townsquare Media, Inc., Class A	500	4,070
WideOpenWest, Inc.*	1,800	8,910
		296,315
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	876	73,242
Helios Technologies, Inc.	1,059	33,983
Hillman Solutions Corp.*	6,200	54,498
Janus International Group, Inc.*	4,200	30,240
L.B. Foster Co., Class A*	300	5,904
Mayville Engineering Co., Inc.*	400	5,372
Metallus, Inc.*	1,100	14,696
Mueller Industries, Inc.	3,376	257,049
NN, Inc.*	1,800	4,068
Northwest Pipe Co.*	300	12,390
Olympic Steel, Inc.	331	10,433
Omega Flex, Inc.	124	4,313
Park-Ohio Holdings Corp.	300	6,480
Proto Labs, Inc.*	799	27,997
Ryerson Holding Corp.	900	20,664
Standex International Corp.	380	61,328
The Eastern Co.	200	5,064
Tredegar Corp.*	761	5,860
Worthington Enterprises, Inc.	984	49,288
Worthington Steel, Inc.	1,084	27,458
Xometry, Inc., Class A*	1,200	29,904
		740,231
Mining — 0.8%
Caledonia Mining Corp. PLC	600	7,494
Centrus Energy Corp., Class A*	400	24,884
Century Aluminum Co.*	1,454	26,986
Coeur Mining, Inc.*	18,628	110,278
Compass Minerals International, Inc.	1,200	11,148
Constellium S.E.*	4,000	40,360
Contango ORE, Inc.*	200	2,042
Critical Metals Corp.*	300	417
Dakota Gold Corp.*	1,700	4,505

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Encore Energy Corp.*	5,300	$7,261
Energy Fuels, Inc.*	5,400	20,142
Hecla Mining Co.	17,491	97,250
i-80 Gold Corp.*	7,200	4,189
Ivanhoe Electric, Inc.*	2,800	16,268
Kaiser Aluminum Corp.	516	31,280
Lifezone Metals Ltd.*	1,300	5,434
MAC Copper Ltd.*	1,800	17,172
Novagold Resources, Inc.*	7,500	21,900
Perpetua Resources Corp.*	1,100	11,759
Piedmont Lithium, Inc.*	600	3,780
SSR Mining, Inc.*	6,200	62,186
United States Lime & Minerals, Inc.	325	28,723
Uranium Energy Corp.*	12,500	59,750
Ur-Energy, Inc.*	9,700	6,539
		621,747
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.*	3,600	4,968
Byrna Technologies, Inc.*	500	8,420
Core Molding Technologies, Inc.*	300	4,560
Enpro, Inc.	661	106,943
Fabrinet*	1,062	209,756
Federal Signal Corp.	1,843	135,553
Hillenbrand, Inc.	2,144	51,756
JBT Marel Corp.	1,341	163,870
LSB Industries, Inc.*	1,900	12,521
Materion Corp.	557	45,451
Myers Industries, Inc.	925	11,035
NL Industries, Inc.	90	711
Park Aerospace Corp.	533	7,169
Sight Sciences, Inc.*	900	2,160
Smith & Wesson Brands, Inc.	1,079	10,056
Sturm Ruger & Co., Inc.	519	20,392
Trinity Industries, Inc.	2,400	67,344
		862,665
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	810	29,646
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	5,000	45,250
Xerox Holdings Corp.	3,800	18,354
		63,604
Office Furnishings — 0.2%
HNI Corp.	1,404	62,267
Interface, Inc.	1,795	35,613
Steelcase, Inc., Class A	2,831	31,028
Virco Mfg. Corp.	400	3,784
		132,692
Oil & Gas — 2.4%
Amplify Energy Corp.*	1,200	4,488
Berry Corp.	2,500	8,025
BKV Corp.*	500	10,500
	Number of Shares	Value†

Oil & Gas — (continued)
Borr Drilling Ltd.*	8,000	$17,520
California Resources Corp.	2,000	87,940
Chord Energy Corp.	30	3,381
CNX Resources Corp.*	4,400	138,512
Cobalt International Energy, Inc.*	1	0
Comstock Resources, Inc.*	2,800	56,952
Crescent Energy, Inc., Class A	5,107	57,403
CVR Energy, Inc.	1,000	19,400
Delek US Holdings, Inc.	1,983	29,884
Diversified Energy Co. PLC	1,600	21,632
Empire Petroleum Corp.*	200	1,256
Evolution Petroleum Corp.	1,200	6,216
Granite Ridge Resources, Inc.	1,900	11,552
Gulfport Energy Corp.*	404	74,392
Helmerich & Payne, Inc.	2,800	73,136
HighPeak Energy, Inc.	500	6,330
Kosmos Energy Ltd.*	14,200	32,376
Magnolia Oil & Gas Corp., Class A	5,200	131,352
Murphy Oil Corp.	4,100	116,440
Nabors Industries Ltd.*	315	13,139
Noble Corp. PLC	4,087	96,862
Northern Oil & Gas, Inc.	2,900	87,667
Par Pacific Holdings, Inc.*	1,718	24,499
Patterson-UTI Energy, Inc.	11,581	95,196
PBF Energy, Inc., Class A	2,900	55,361
Riley Exploration Permian, Inc.	400	11,668
Ring Energy, Inc.*	5,400	6,210
Sable Offshore Corp.*	1,500	38,055
SandRidge Energy, Inc.	1,000	11,420
Seadrill Ltd.*	1,900	47,500
Sitio Royalties Corp., Class A	2,514	49,953
SM Energy Co.	3,400	101,830
Talos Energy, Inc.*	4,500	43,740
Transocean Ltd.*	21,400	67,838
VAALCO Energy, Inc.	3,600	13,536
Valaris Ltd.*	1,900	74,594
Vital Energy, Inc.*	900	19,098
Vitesse Energy, Inc.	800	19,672
W&T Offshore, Inc.	3,543	5,492
		1,792,017
Oil & Gas Services — 1.4%
Archrock, Inc.	5,000	131,200
Aris Water Solutions, Inc., Class A	700	22,428
Atlas Energy Solutions, Inc.	2,100	37,464
Bristow Group, Inc.*	766	24,190
ChampionX Corp.	5,700	169,860
Core Laboratories, Inc.	1,500	22,485
DMC Global, Inc.*	600	5,052
DNOW, Inc.*	3,300	56,364
Expro Group Holdings N.V.*	3,116	30,973
Flowco Holdings, Inc., Class A*	600	15,390
Forum Energy Technologies, Inc.*	400	8,044
Geospace Technologies Corp.*	500	3,605
Helix Energy Solutions Group, Inc.*	4,101	34,079

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Innovex International, Inc.*	900	$16,164
Kodiak Gas Services, Inc.	1,400	52,220
Liberty Energy, Inc.	4,700	74,401
Mammoth Energy Services, Inc.*	1,000	2,040
Matrix Service Co.*	600	7,458
Natural Gas Services Group, Inc.*	400	8,788
NPK International, Inc.*	2,812	16,338
Oceaneering International, Inc.*	3,000	65,430
Oil States International, Inc.*	2,000	10,300
ProFrac Holding Corp., Class A*	900	6,831
ProPetro Holding Corp.*	2,900	21,315
Ranger Energy Services, Inc., Class A	600	8,514
RPC, Inc.	2,800	15,400
SEACOR Marine Holdings, Inc.*	900	4,554
Select Water Solutions, Inc.	2,900	30,450
Solaris Energy Infrastructure, Inc.	900	19,584
TETRA Technologies, Inc.*	3,200	10,752
Tidewater, Inc.*	1,500	63,405
		995,078
Packaging and Containers — 0.3%
Ardagh Metal Packaging S.A.	5,000	15,100
Clearwater Paper Corp.*	478	12,127
Greif, Inc., Class A	800	43,992
Greif, Inc., Class B	100	5,928
Karat Packaging, Inc.	200	5,316
O-I Glass, Inc.*	4,500	51,615
Pactiv Evergreen, Inc.	1,100	19,811
Ranpak Holdings Corp.*	1,200	6,504
TriMas Corp.	1,295	30,342
		190,735
Pharmaceuticals — 2.7%
ACELYRIN, Inc.*	2,300	5,681
AdaptHealth Corp.*	2,900	31,436
Agios Pharmaceuticals, Inc.*	1,600	46,880
Akebia Therapeutics, Inc.*	5,300	10,176
Alector, Inc.*	2,900	3,567
Alimera Sciences Inc.*	900	36
Alkermes PLC*	4,800	158,496
Amneal Pharmaceuticals, Inc.*	4,937	41,372
Amphastar Pharmaceuticals, Inc.*	1,200	34,788
Anika Therapeutics, Inc.*	400	6,012
Aquestive Therapeutics, Inc.*	2,800	8,120
Arvinas, Inc.*	2,000	14,040
Avadel Pharmaceuticals PLC, ADR*	3,100	24,273
Biote Corp., Class A*	600	1,998
Catalyst Pharmaceuticals, Inc.*	3,500	84,875
Coherus Biosciences, Inc.*	2,700	2,179
Collegium Pharmaceutical, Inc.*	1,000	29,850
Corbus Pharmaceuticals Holdings, Inc.*	300	1,593
Corcept Therapeutics, Inc.*	2,400	274,128
CorMedix, Inc.*	1,700	10,472
Enanta Pharmaceuticals, Inc.*	700	3,864
Enliven Therapeutics, Inc.*	1,000	19,680
Fennec Pharmaceuticals, Inc.*	700	4,263
	Number of Shares	Value†

Pharmaceuticals — (continued)
Foghorn Therapeutics, Inc.*	800	$2,920
Fulcrum Therapeutics, Inc.*	2,200	6,336
Harmony Biosciences Holdings, Inc.*	1,200	39,828
Harrow, Inc.*	1,000	26,600
Herbalife Ltd.*	2,800	24,164
Heron Therapeutics, Inc.*	3,800	8,360
Ironwood Pharmaceuticals, Inc.*	4,361	6,411
KalVista Pharmaceuticals, Inc.*	900	10,386
Lyell Immunopharma, Inc.*	6,000	3,228
Madrigal Pharmaceuticals, Inc.*	555	183,833
MannKind Corp.*	7,701	38,736
MediWound Ltd.*	200	3,104
Mirum Pharmaceuticals, Inc.*	1,200	54,060
Nature's Sunshine Products, Inc.*	500	6,275
Neurogene, Inc.*	300	3,513
Ocugen, Inc.*	9,100	6,427
Ocular Therapeutix, Inc.*	4,800	35,184
Option Care Health, Inc.*	5,102	178,315
ORIC Pharmaceuticals, Inc.*	1,500	8,370
Outlook Therapeutics, Inc.*	345	421
Owens & Minor, Inc.*	2,276	20,552
Pacira BioSciences, Inc.*	1,300	32,305
Phibro Animal Health Corp., Class A	700	14,952
Protagonist Therapeutics, Inc.*	1,800	87,048
Regulus Therapeutics, Inc.*	2,500	4,375
Rhythm Pharmaceuticals, Inc.*	1,700	90,049
scPharmaceuticals, Inc.*	1,100	2,893
SIGA Technologies, Inc.*	1,700	9,316
Skye Bioscience, Inc.*	700	1,113
Spyre Therapeutics, Inc.*	1,100	17,748
Supernus Pharmaceuticals, Inc.*	1,600	52,400
Trevi Therapeutics, Inc.*	1,800	11,322
USANA Health Sciences, Inc.*	348	9,386
Vanda Pharmaceuticals, Inc.*	1,941	8,909
Vaxcyte, Inc.*	3,700	139,712
Verrica Pharmaceuticals, Inc.*	900	398
Voyager Therapeutics, Inc.*	1,200	4,056
Xeris Biopharma Holdings, Inc.*	4,300	23,607
Y-mAbs Therapeutics, Inc.*	1,200	5,316
		1,999,707
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	400	11,472
Golar LNG Ltd.	2,900	110,171
Kinetik Holdings, Inc.	1,200	62,328
NextDecade Corp.*	3,200	24,896
		208,867
Private Equity — 0.0%
P10, Inc., Class A	1,300	15,275
Patria Investments Ltd., Class A	1,600	18,064
		33,339
Real Estate — 0.7%
Anywhere Real Estate, Inc.*	2,800	9,324
Compass, Inc., Class A*	10,800	94,284

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — (continued)
Cushman & Wakefield PLC*	6,700	$68,474
eXp World Holdings, Inc.	2,700	26,406
FRP Holdings, Inc.*	338	9,657
Kennedy-Wilson Holdings, Inc.	3,581	31,083
Legacy Housing Corp.*	300	7,566
Marcus & Millichap, Inc.	600	20,670
Maui Land & Pineapple Co., Inc.*	300	5,271
McGrath RentCorp	670	74,638
Newmark Group, Inc., Class A	4,100	49,897
RE/MAX Holdings, Inc., Class A*	600	5,022
Redfin Corp.*	3,800	34,998
Sky Harbour Group Corp.*	500	6,505
Star Holdings*	446	3,795
Stratus Properties, Inc.*	200	3,550
The Real Brokerage, Inc.*	3,400	13,804
The RMR Group, Inc., Class A	467	7,776
The St. Joe Co.	1,100	51,645
		524,365
Retail — 3.7%
Abercrombie & Fitch Co., Class A*	1,488	113,638
Academy Sports & Outdoors, Inc.	2,000	91,220
American Eagle Outfitters, Inc.	5,600	65,072
America's Car-Mart, Inc.*	190	8,624
Arko Corp.	2,400	9,480
Asbury Automotive Group, Inc.*	620	136,921
Beacon Roofing Supply, Inc.*	1,881	232,680
Biglari Holdings, Inc., Class B*	10	2,165
BJ's Restaurants, Inc.*	620	21,241
Blink Charging Co.*	3,500	3,212
Bloomin' Brands, Inc.	2,400	17,208
BlueLinx Holdings, Inc.*	251	18,820
Boot Barn Holdings, Inc.*	900	96,687
Brinker International, Inc.*	1,300	193,765
Build-A-Bear Workshop, Inc.	400	14,868
Caleres, Inc.	1,054	18,160
Camping World Holdings, Inc., Class A	1,800	29,088
Citi Trends, Inc.*	200	4,427
Clean Energy Fuels Corp.*	6,000	9,300
Cracker Barrel Old Country Store, Inc.	734	28,494
Dave & Buster's Entertainment, Inc.*	1,100	19,327
Denny's Corp.*	1,452	5,329
Designer Brands, Inc., Class A	1,300	4,745
Destination XL Group, Inc.*	2,000	2,920
Dine Brands Global, Inc.	471	10,960
El Pollo Loco Holdings, Inc.*	600	6,180
EVgo, Inc.*	2,700	7,182
First Watch Restaurant Group, Inc.*	1,000	16,650
FirstCash Holdings, Inc.	1,086	130,667
Foot Locker, Inc.*	2,600	36,660
Genesco, Inc.*	295	6,263
GMS, Inc.*	1,200	87,804
Group 1 Automotive, Inc.	399	152,398
GrowGeneration Corp.*	1,800	1,944
Haverty Furniture Cos., Inc.	450	8,874
	Number of Shares	Value†

Retail — (continued)
J Jill, Inc.	200	$3,906
Jack in the Box, Inc.	614	16,695
Kura Sushi USA, Inc., Class A*	200	10,240
La-Z-Boy, Inc.	1,262	49,332
Leslie's, Inc.*	5,700	4,192
MarineMax, Inc.*	700	15,050
Movado Group, Inc.	460	7,691
National Vision Holdings, Inc.*	2,400	30,672
Nu Skin Enterprises, Inc., Class A	1,700	12,342
OneWater Marine, Inc., Class A*	400	6,472
Papa John's International, Inc.	1,010	41,491
Patrick Industries, Inc.	912	77,119
PC Connection, Inc.	365	22,783
Petco Health & Wellness Co., Inc.*	3,000	9,150
Portillo's, Inc., Class A*	1,500	17,835
Potbelly Corp.*	1,000	9,510
PriceSmart, Inc.	731	64,218
Sally Beauty Holdings, Inc.*	3,400	30,702
Savers Value Village, Inc.*	800	5,520
Shake Shack, Inc., Class A*	1,100	96,987
Shoe Carnival, Inc.	516	11,347
Signet Jewelers Ltd.	1,300	75,478
Sonic Automotive, Inc., Class A	434	24,721
Sweetgreen, Inc., Class A*	3,100	77,562
The Buckle, Inc.	949	36,366
The Cheesecake Factory, Inc.	1,416	68,903
The ODP Corp.*	770	11,034
The ONE Group Hospitality, Inc.*	800	2,392
Tile Shop Holdings, Inc.*	500	3,240
Tilly's, Inc., Class A*	800	1,760
Urban Outfitters, Inc.*	1,900	99,560
Vera Bradley, Inc.*	1,100	2,475
Victoria's Secret & Co.*	2,500	46,450
Warby Parker, Inc., Class A*	2,700	49,221
Winmark Corp.	91	28,926
Zumiez, Inc.*	503	7,490
		2,691,805
Savings & Loans — 1.1%
Axos Financial, Inc.*	1,600	103,232
Banc of California, Inc.	4,324	61,357
Berkshire Hills Bancorp, Inc.	1,342	35,013
Brookline Bancorp, Inc.	2,687	29,288
Capitol Federal Financial, Inc.	3,700	20,720
ESSA Bancorp, Inc.	200	3,770
First Financial Northwest, Inc.	300	6,798
Flagstar Financial, Inc.	7,466	86,755
Flushing Financial Corp.	838	10,643
FS Bancorp, Inc.	200	7,602
Greene County Bancorp, Inc.	200	4,822
Home Bancorp, Inc.	200	8,960
HomeTrust Bancshares, Inc.	500	17,140
Northfield Bancorp, Inc.	1,093	11,925
Northwest Bancshares, Inc.	3,655	43,933
OceanFirst Financial Corp.	1,810	30,788

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Pacific Premier Bancorp, Inc.	2,846	$60,677
Provident Financial Services, Inc.	3,930	67,478
Southern Missouri Bancorp, Inc.	300	15,606
The Hingham Institution For Savings	61	14,506
Timberland Bancorp, Inc.	200	6,030
WaFd, Inc.	2,434	69,564
Waterstone Financial, Inc.	400	5,380
WSFS Financial Corp.	1,774	92,017
		814,004
Semiconductors — 1.7%
ACM Research, Inc., Class A*	1,600	37,344
Aehr Test Systems*	900	6,561
Alpha & Omega Semiconductor Ltd.*	700	17,402
Ambarella, Inc.*	1,129	56,823
Arteris, Inc.*	1,000	6,910
Axcelis Technologies, Inc.*	999	49,620
CEVA, Inc.*	671	17,184
Cohu, Inc.*	1,524	22,418
Diodes, Inc.*	1,399	60,395
FormFactor, Inc.*	2,229	63,058
Impinj, Inc.*	700	63,490
Kulicke & Soffa Industries, Inc.	1,600	52,768
MaxLinear, Inc.*	2,443	26,531
Navitas Semiconductor Corp.*	3,700	7,585
Ouster, Inc.*	1,500	13,470
Penguin Solutions, Inc.*	1,600	27,792
Photronics, Inc.*	1,892	39,278
Power Integrations, Inc.	1,747	88,223
QuickLogic Corp.*	500	2,555
Rambus, Inc.*	3,223	166,871
Richardson Electronics Ltd.	500	5,580
Semtech Corp.*	2,109	72,550
Silicon Laboratories, Inc.*	916	103,114
SiTime Corp.*	571	87,289
SkyWater Technology, Inc.*	1,000	7,090
Synaptics, Inc.*	1,165	74,234
Ultra Clean Holdings, Inc.*	1,400	29,974
Veeco Instruments, Inc.*	1,754	35,220
Vishay Precision Group, Inc.*	400	9,636
		1,250,965
Software — 4.9%
8X8, Inc.*	3,700	7,400
ACI Worldwide, Inc.*	3,127	171,078
ACV Auctions, Inc., Class A*	4,300	60,587
Adeia, Inc.	3,453	45,649
Agilysys, Inc.*	676	49,037
Alignment Healthcare, Inc.*	3,000	55,860
Alkami Technology, Inc.*	1,700	44,625
Amplitude, Inc., Class A*	2,200	22,418
Appian Corp., Class A*	1,275	36,733
Asana, Inc., Class A*	2,600	37,882
Asure Software, Inc.*	700	6,685
AvePoint, Inc.*	3,900	56,316
AvidXchange Holdings, Inc.*	5,400	45,792
	Number of Shares	Value†

Software — (continued)
Bandwidth, Inc., Class A*	739	$9,681
BigBear.ai Holdings, Inc.*	2,900	8,294
BigCommerce Holdings, Inc.*	2,100	12,096
Blackbaud, Inc.*	1,150	71,357
BlackLine, Inc.*	1,740	84,251
Blend Labs, Inc., Class A*	7,000	23,450
Box, Inc., Class A*	4,200	129,612
Braze, Inc., Class A*	1,900	68,552
C3.ai, Inc., Class A*	3,300	69,465
Cerence, Inc.*	1,400	11,060
Clear Secure, Inc., Class A	2,600	67,366
Clearwater Analytics Holdings, Inc., Class A*	5,600	150,080
Climb Global Solutions, Inc.	100	11,076
Commvault Systems, Inc.*	1,286	202,879
Consensus Cloud Solutions, Inc.*	467	10,778
CS Disco, Inc.*	900	3,681
CSG Systems International, Inc.	881	53,274
Daily Journal Corp.*	41	16,306
Definitive Healthcare Corp.*	1,700	4,913
Digi International, Inc.*	1,057	29,416
Digimarc Corp.*	500	6,410
Digital Turbine Inc*	3,200	8,688
DigitalOcean Holdings, Inc.*	1,900	63,441
Domo, Inc., Class B*	1,100	8,536
Donnelley Financial Solutions, Inc.*	800	34,968
E2open Parent Holdings, Inc.*	5,800	11,600
eGain Corp.*	500	2,425
Enfusion, Inc., Class A*	1,700	18,955
EverCommerce, Inc.*	600	6,048
Evolent Health, Inc., Class A*	3,300	31,251
Fastly, Inc., Class A*	4,000	25,320
Freshworks, Inc., Class A*	6,100	86,071
GigaCloud Technology, Inc., Class A*	800	11,360
Health Catalyst, Inc.*	1,800	8,154
I3 Verticals, Inc., Class A*	600	14,802
IBEX Holdings Ltd.*	300	7,305
Ibotta, Inc., Class A*	500	21,100
Immersion Corp.	600	4,548
Innodata, Inc.*	800	28,720
Inspired Entertainment, Inc.*	700	5,978
Intapp, Inc.*	1,600	93,408
IonQ, Inc.*	6,000	132,420
Jamf Holding Corp.*	2,500	30,375
Kaltura, Inc.*	3,300	6,204
Life360, Inc.*	200	7,678
Logility Supply Chain Solutions, Inc.	1,093	15,586
MeridianLink, Inc.*	800	14,824
N-able, Inc.*	2,400	17,016
Olo, Inc., Class A*	3,200	19,328
ON24, Inc.*	800	4,160
Outbrain, Inc.*	1,000	3,730
Pagaya Technologies Ltd., Class A*	1,000	10,480
PagerDuty, Inc.*	2,500	45,675
PDF Solutions, Inc.*	1,000	19,110

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Phreesia, Inc.*	1,600	$40,896
Planet Labs PBC*	6,500	21,970
Playstudios, Inc.*	2,600	3,302
Porch Group, Inc.*	2,100	15,309
Privia Health Group, Inc.*	3,200	71,840
Progress Software Corp.	1,326	68,302
PROS Holdings, Inc.*	1,317	25,063
PubMatic, Inc., Class A*	1,400	12,796
Rackspace Technology, Inc.*	1,800	3,042
Red Violet, Inc.	300	11,277
ReposiTrak, Inc.	400	8,108
Sapiens International Corp. N.V.	1,000	27,090
Schrodinger, Inc.*	1,800	35,532
SEMrush Holdings, Inc., Class A*	1,300	12,129
Simulations Plus, Inc.	500	12,260
SolarWinds Corp.	1,600	29,488
SoundHound AI, Inc., Class A*	9,200	74,704
Sprout Social, Inc., Class A*	1,618	35,580
SPS Commerce, Inc.*	1,062	140,959
Talkspace, Inc.*	4,400	11,264
Verint Systems, Inc.*	1,895	33,826
Vertex, Inc., Class A*	1,700	59,517
Viant Technology, Inc., Class A*	400	4,964
Vimeo, Inc.*	4,700	24,722
Waystar Holding Corp.*	2,400	89,664
Weave Communications, Inc.*	1,100	12,199
WM Technology, Inc.*	3,500	3,955
Workiva, Inc.*	1,500	113,865
Yext, Inc.*	3,400	20,944
Zeta Global Holdings Corp., Class A*	5,300	71,868
		3,599,758
Telecommunications — 1.9%
A10 Networks, Inc.	2,300	37,582
ADTRAN Holdings, Inc.*	2,405	20,972
Anterix, Inc.*	300	10,980
Applied Digital Corp.*	6,000	33,720
AST SpaceMobile, Inc.*	4,000	90,960
ATN International, Inc.	398	8,083
Aviat Networks, Inc.*	400	7,668
BlackSky Technology, Inc.*	575	4,445
Calix, Inc.*	1,693	60,000
Clearfield, Inc.*	400	11,888
CommScope Holding Co., Inc.*	6,500	34,515
Credo Technology Group Holding Ltd.*	4,200	168,672
DigitalBridge Group, Inc.	4,975	43,880
EchoStar Corp., Class A*	3,600	92,088
Extreme Networks, Inc.*	3,947	52,219
Globalstar, Inc.*	1,593	33,230
Gogo, Inc.*	2,200	18,964
Harmonic, Inc.*	3,470	33,277
IDT Corp., Class B	500	25,655
InterDigital, Inc.	764	157,957
Lumen Technologies, Inc.*	30,300	118,776
NETGEAR, Inc.*	929	22,723
	Number of Shares	Value†

Telecommunications — (continued)
Ooma, Inc.*	700	$9,163
Powerfleet, Inc.*	3,200	17,568
Preformed Line Products Co.	71	9,946
Ribbon Communications, Inc.*	3,143	12,321
Shenandoah Telecommunications Co.	1,518	19,081
Spok Holdings, Inc.	400	6,576
Telephone and Data Systems, Inc.	2,900	112,346
Viasat, Inc.*	3,500	36,470
Viavi Solutions, Inc.*	6,500	72,735
		1,384,460
Textiles — 0.1%
UniFirst Corp.	432	75,168
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	900	6,174
JAKKS Pacific, Inc.	300	7,401
		13,575
Transportation — 1.2%
Air Transport Services Group, Inc.*	1,485	33,323
ArcBest Corp.	744	52,511
Ardmore Shipping Corp.	1,300	12,727
Costamare, Inc.	1,500	14,760
Covenant Logistics Group, Inc.	400	8,880
CryoPort, Inc.*	1,500	9,120
DHT Holdings, Inc.	3,900	40,950
Dorian LPG Ltd.	1,132	25,289
FLEX LNG Ltd.	1,000	22,990
Forward Air Corp.*	796	15,992
Genco Shipping & Trading Ltd.	1,400	18,704
Golden Ocean Group Ltd.	3,900	31,122
Heartland Express, Inc.	1,567	14,448
Himalaya Shipping Ltd.*	1,200	6,576
Hub Group, Inc., Class A	1,686	62,669
International Seaways, Inc.	1,131	37,549
Marten Transport Ltd.	1,926	26,425
Matson, Inc.	948	121,505
Nordic American Tankers Ltd.	5,267	12,957
PAMT CORP*	200	2,428
Pangaea Logistics Solutions Ltd.	1,400	6,664
Proficient Auto Logistics, Inc.*	500	4,185
Radiant Logistics, Inc.*	1,000	6,150
RXO, Inc.*	4,700	89,770
Safe Bulkers, Inc.	1,700	6,273
Scorpio Tankers, Inc.	1,340	50,357
SFL Corp. Ltd.	3,784	31,029
Teekay Corp., Ltd.	1,300	8,541
Teekay Tankers Ltd., Class A	700	26,789
Universal Logistics Holdings, Inc.	200	5,248
Werner Enterprises, Inc.	1,952	57,193
World Kinect Corp.	1,800	51,048
		914,172
Trucking and Leasing — 0.3%
GATX Corp.	1,044	162,102
The Greenbrier Cos., Inc.	947	48,505

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Trucking and Leasing — (continued)
Willis Lease Finance Corp.	100	$15,797
		226,404
Water — 0.4%
American States Water Co.	1,077	84,738
California Water Service Group	1,766	85,581
Consolidated Water Co., Ltd.	400	9,796
Global Water Resources, Inc.	500	5,155
Middlesex Water Co.	531	34,037
SJW Group	1,032	56,440
The York Water Co.	397	13,768
		289,515
TOTAL COMMON STOCKS (Cost $70,029,065)		67,102,834

REAL ESTATE INVESTMENT TRUSTS — 6.6%
Apartments — 0.4%
Apartment Investment and Management Co., Class A	4,400	38,720
BRT Apartments Corp.	300	5,100
Centerspace	461	29,850
Elme Communities	2,706	47,084
Independence Realty Trust, Inc.	6,792	144,194
NexPoint Residential Trust, Inc.	700	27,671
		292,619
Diversified — 1.0%
Alexander & Baldwin, Inc.	2,256	38,871
American Assets Trust, Inc.	1,300	26,182
Armada Hoffler Properties, Inc.	2,100	15,771
Broadstone Net Lease, Inc.	5,600	95,424
Claros Mortgage Trust, Inc.	2,900	10,817
Clipper Realty, Inc.	600	2,304
Farmland Partners, Inc.	1,400	15,610
FrontView REIT, Inc.	500	6,395
Gladstone Commercial Corp.	1,252	18,755
Gladstone Land Corp.	1,100	11,572
Global Net Lease, Inc.	6,282	50,507
InvenTrust Properties Corp.	2,400	70,488
NexPoint Diversified Real Estate Trust	1,382	5,292
One Liberty Properties, Inc.	510	13,398
Outfront Media, Inc.	4,485	72,388
Postal Realty Trust, Inc., Class A	700	9,996
PotlatchDeltic Corp.	2,374	107,115
Safehold, Inc.	1,435	26,863
UMH Properties, Inc.	2,168	40,542
Uniti Group, Inc.	7,300	36,792
Veris Residential, Inc.	2,400	40,608
		715,690
Healthcare — 0.9%
American Healthcare REIT, Inc.	4,500	136,350
CareTrust REIT, Inc.	5,595	159,905
Community Healthcare Trust, Inc.	700	12,712
Diversified Healthcare Trust	6,700	16,080
	Number of Shares	Value†

Healthcare — (continued)
Global Medical REIT, Inc.	1,800	$15,750
LTC Properties, Inc.	1,417	50,233
National Health Investors, Inc.	1,257	92,842
Sabra Health Care REIT, Inc.	7,093	123,915
Universal Health Realty Income Trust	420	17,203
		624,990
Hotels & Resorts — 0.7%
Apple Hospitality REIT, Inc.	6,800	87,788
Braemar Hotels & Resorts, Inc.	1,100	2,739
Chatham Lodging Trust	1,300	9,269
DiamondRock Hospitality Co.	6,523	50,358
Pebblebrook Hotel Trust	3,793	38,423
RLJ Lodging Trust	4,780	37,714
Ryman Hospitality Properties, Inc.	1,712	156,545
Service Properties Trust	5,500	14,355
Summit Hotel Properties, Inc.	3,400	18,394
Sunstone Hotel Investors, Inc.	5,947	55,961
Xenia Hotels & Resorts, Inc.	3,200	37,632
		509,178
Industrial — 0.4%
Industrial Logistics Properties Trust	2,400	8,256
Innovative Industrial Properties, Inc.	856	46,301
LXP Industrial Trust	8,615	74,520
Plymouth Industrial REIT, Inc.	1,100	17,930
Terreno Realty Corp.	2,875	181,757
		328,764
Mortgage Banks — 1.0%
Advanced Flower Capital, Inc.	600	3,342
AG Mortgage Investment Trust, Inc.	1,100	8,030
Angel Oak Mortgage REIT, Inc.	200	1,906
Apollo Commercial Real Estate Finance, Inc.	4,456	42,644
Arbor Realty Trust, Inc.	5,400	63,450
Ares Commercial Real Estate Corp.	1,600	7,408
ARMOUR Residential REIT, Inc.	1,615	27,617
Blackstone Mortgage Trust, Inc., Class A	5,200	104,000
BrightSpire Capital, Inc.	3,900	21,684
Chimera Investment Corp.	2,600	33,358
Dynex Capital, Inc.	2,469	32,146
Ellington Financial, Inc.	2,500	33,150
Franklin BSP Realty Trust, Inc.	2,312	29,455
Granite Point Mortgage Trust, Inc.	1,700	4,420
Invesco Mortgage Capital, Inc.	1,612	12,719
KKR Real Estate Finance Trust, Inc.	1,800	19,440
Ladder Capital Corp.	3,476	39,661
MFA Financial, Inc.	3,175	32,575
New York Mortgage Trust, Inc.	2,975	19,308
Nexpoint Real Estate Finance, Inc.	300	4,587
Orchid Island Capital, Inc.	1,840	13,837
PennyMac Mortgage Investment Trust	2,592	37,973
Ready Capital Corp.	5,354	27,252
Redwood Trust, Inc.	3,677	22,319

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Mortgage Banks — (continued)
Seven Hills Realty Trust	500	$6,245
Sunrise Realty Trust, Inc.	200	2,214
TPG RE Finance Trust, Inc.	2,000	16,300
Two Harbors Investment Corp.	3,100	41,416
		708,456
Office Property — 0.7%
Brandywine Realty Trust	5,500	24,530
City Office REIT, Inc.	1,400	7,266
COPT Defense Properties	3,300	89,991
Douglas Emmett, Inc.	5,000	80,000
Easterly Government Properties, Inc.	2,700	28,620
Empire State Realty Trust, Inc., Class A	3,900	30,498
Franklin Street Properties Corp.	3,700	6,586
Hudson Pacific Properties, Inc.	4,300	12,685
JBG SMITH Properties	2,300	37,053
NET Lease Office Properties*	500	15,690
Orion Properties, Inc.	1,900	4,066
Paramount Group, Inc.	5,800	24,940
Peakstone Realty Trust	1,100	13,860
Piedmont Office Realty Trust, Inc., Class A	3,400	25,058
SL Green Realty Corp.	2,100	121,170
		522,013
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	600	8,820
Regional Malls — 0.3%
CBL & Associates Properties, Inc.	600	15,948
Tanger, Inc.	3,300	111,507
The Macerich Co.	7,100	121,907
		249,362
Single Tenant — 0.4%
Alpine Income Property Trust, Inc.	500	8,360
Essential Properties Realty Trust, Inc.	5,200	169,728
Four Corners Property Trust, Inc.	3,000	86,100
Getty Realty Corp.	1,469	45,803
		309,991
Strip Centers — 0.8%
Acadia Realty Trust	3,420	71,649
Alexander's, Inc.	69	14,432
CTO Realty Growth, Inc.	759	14,656
Curbline Properties Corp.	2,750	66,523
Kite Realty Group Trust	6,449	144,264
NETSTREIT Corp.	2,500	39,625
Phillips Edison & Co., Inc.	3,700	135,013
Saul Centers, Inc.	351	12,661
SITE Centers Corp.	1,525	19,581
Urban Edge Properties	3,700	70,300
	Number of Shares	Value†

Strip Centers — (continued)
Whitestone REIT	1,400	$20,398
		609,102
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,758,723)		4,878,985

RIGHTS — 0.0%
Aduro Biotech CVR*	560	0
CinCor Pharma, Inc.*	800	2,448
OmniAb, Inc.*	191	100
OmniAb, Inc.*	191	73
Resolute Forest Products, Inc.*	1,500	2,130
TOTAL RIGHTS (Cost $699)		4,751

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	170
Chord Energy Corp. Expiration Date 09/01/25*	102	222
Danimer Scientific, Inc. *	1,066	0
Pulse Biosciences, Inc. *	76	387
TOTAL WARRANTS (Cost $733)		779

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $261,461)	261,461	261,461
TOTAL INVESTMENTS — 98.4% (Cost $76,050,681)		$72,248,810
Other Assets & Liabilities — 1.6%		1,185,569
TOTAL NET ASSETS — 100.0%		$73,434,379

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$67,266

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	1.6%	$1,050,693
Agriculture	0.3%	235,515
Airlines	0.3%	195,264
Apparel	0.5%	303,987
Auto Manufacturers	0.2%	103,601
Auto Parts & Equipment	1.1%	768,973
Banks	10.5%	7,028,879
Beverages	0.5%	302,619
Biotechnology	8.2%	5,487,589
Building Materials	1.6%	1,085,265
Chemicals	1.7%	1,141,419
Coal	0.5%	327,247
Commercial Services	5.0%	3,366,052
Computers	2.4%	1,608,949
Cosmetics & Personal Care	0.4%	265,262
Distribution & Wholesale	0.8%	546,473
Diversified Financial Services	4.1%	2,769,387
Electric	1.7%	1,156,475
Electrical Components & Equipment	0.8%	529,610
Electronics	2.7%	1,787,160
Energy-Alternate Sources	0.3%	177,572
Engineering & Construction	1.9%	1,258,742
Entertainment	1.1%	765,811
Environmental Control	0.5%	332,182
Food	1.9%	1,305,332
Forest Products & Paper	0.1%	67,070
Gas	1.2%	802,708
Hand & Machine Tools	0.4%	280,455
Healthcare Products	3.5%	2,344,421
Healthcare Services	2.2%	1,454,982
Home Builders	2.0%	1,336,903
Home Furnishings	0.2%	167,310
Household Products & Wares	0.4%	237,212
Housewares	0.0%	2,465
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Insurance	3.0%	$2,045,832
Internet	1.8%	1,217,804
Investment Companies	0.8%	544,905
Iron & Steel	0.7%	442,985
Leisure Time	0.6%	406,981
Lodging	0.1%	92,070
Machinery — Construction & Mining	0.5%	342,176
Machinery — Diversified	2.4%	1,598,397
Media	0.4%	296,315
Metal Fabricate/Hardware	1.1%	740,231
Mining	0.9%	621,747
Miscellaneous Manufacturing	1.3%	862,665
Multi-National	0.0%	29,646
Office & Business Equipment	0.1%	63,604
Office Furnishings	0.2%	132,692
Oil & Gas	2.7%	1,792,017
Oil & Gas Services	1.5%	995,078
Packaging and Containers	0.3%	190,735
Pharmaceuticals	3.0%	1,999,707
Pipelines	0.3%	208,867
Private Equity	0.0%	33,339
Real Estate	0.8%	524,365
Retail	4.0%	2,691,805
Savings & Loans	1.2%	814,004
Semiconductors	1.9%	1,250,965
Software	5.4%	3,599,758
Telecommunications	2.1%	1,384,460
Textiles	0.1%	75,168
Toys, Games & Hobbies	0.0%	13,575
Transportation	1.4%	914,172
Trucking and Leasing	0.3%	226,404
Water	0.4%	289,515
	100.0%	$67,102,834

Futures contracts held by the Fund at March 31, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	06/20/25	4	50	$2,027	$405,420	$2,854	$—
							$2,854	$—